UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)	(Zip Code)

Omar Tariq

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Floating Rate High Income Fund Class A - CHIAX

Credit Suisse Floating Rate High Income Fund Class C - CHICX

Credit Suisse Floating Rate High Income Fund Class I - CSHIX

Credit Suisse Strategic Income Fund Class A - CSOAX

Credit Suisse Strategic Income Fund Class C - CSOCX

Credit Suisse Strategic Income Fund Class I - CSOIX

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class A

CHIAX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHIAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Suisse Floating Rate High Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CHIAX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLA-425

Class A

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class C

CHICX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHICX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Suisse Floating Rate High Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CHICX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLC-425

Class C

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class I

CSHIX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSHIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Key Fund Statistics

Total Net Assets	$1,795,245,262
# of Portfolio Holdings	491
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.2%
Short-Term Investments	6.0
Corporate Bonds	5.2
Asset Backed Securities	3.6
Common Stocks	1.0
Warrants	0.0

Credit Suisse Floating Rate High Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	22.3%
B-	21.1
B+	12.3
BB	7.9
BB-	9.3
BB+	3.0
BBB-	3.7
BBB+	0.2
CC	1.0
CCC	1.1
CCC-	1.0
CCC+	4.5
NR	11.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSHIX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLI-425

Class I

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class A

CSOAX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Suisse Strategic Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOAX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLA-425

Class A

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class C

CSOCX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOCX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Suisse Strategic Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOCX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLC-425

Class C

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class I

CSOIX

April 30, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%

Key Fund Statistics

Total Net Assets	$1,012,078,738
# of Portfolio Holdings	602
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	53.7%
Corporate Bonds	34.5
Short-Term Investments	8.1
Asset Backed Securities	3.0
Common Stocks	0.7
Warrants	0.0

Credit Suisse Strategic Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	18.7
B-	16.3
B+	13.7
BB	9.5
BB-	11.6
BB+	7.1
BBB-	2.2
CC	0.4
CCC	1.7
CCC-	0.6
CCC+	4.9
NR	12.1
Subtotal	99.3
Equity and Other	0.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOIX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLI-425

Class I

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the registrant.

Credit Suisse Floating Rate High Income Fund

Credit Suisse Strategic Income Fund

Part of the Credit Suisse Opportunity Funds

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Strategic Income Fund

Semiannual Financial Statements | April 30, 2025 (unaudited)

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds (36.6%)
Aerospace & Defense (0.6%)
$800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)[1]	(BB, Ba2)	03/15/29	6.750	$818,855
2,396	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)[1]	(B, B3)	08/01/32	7.250	2,439,133
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)[1]	(B+, B1)	02/01/29	7.500	504,136
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ 103.63)[1,2]	(B+, B1)	07/01/31	7.250	1,024,933
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)[1]	(BB-, Ba3)	03/01/29	6.375	764,074
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)[1]	(BB-, Ba3)	03/01/32	6.625	769,211
					6,320,342
Air Transportation (0.2%)
1,758	Stonepeak Nile Parent LLC, Rule 144A, Senior Secured Notes (Callable 03/15/28 @ 103.63)[1,2]	(BB, Ba1)	03/15/32	7.250	1,789,846
680	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.19)[1,2]	(B, B3)	02/01/30	6.375	587,372
					2,377,218
Auto Parts & Equipment (1.4%)
3,462	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75)[1,2]	(BB, B2)	02/15/33	7.500	3,285,721
416	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/11/25 @ 103.50)[1]	(BBB-, Ba2)	04/15/28	7.000	419,949
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00)[1]	(B, Caa1)	05/15/27	8.500	1,508,237
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)[1]	(B+, B2)	05/15/32	8.000	885,428
4,787	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.00)[1]	(CCC, Caa1)	02/01/28	8.000	4,649,810
750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)[1]	(B, B1)	05/31/32	7.750	752,171
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)[1]	(BB+, Baa3)	04/15/29	6.750	3,063,082
					14,564,398
Brokerage (0.2%)
2,138	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)[1]	(BB-, Ba3)	03/01/31	7.875	2,230,593
Building & Construction (0.9%)
600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 100.00)[1]	(B+, Ba2)	02/01/28	5.750	590,231
4,693	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.38)[1]	(B-, B3)	09/01/28	5.500	4,612,856
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)[1]	(B-, B3)	01/31/31	8.625	1,260,233
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)[1]	(BB, Ba3)	03/01/32	6.375	606,466
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)[1,2]	(B+, B2)	03/01/33	6.750	1,009,781
500	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)[1]	(BB, Ba3)	08/15/32	6.500	507,787
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)[1]	(BB+, Ba2)	02/15/32	4.125	990,352
					9,577,706
Building Materials (2.0%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)[1]	(BB-, Ba2)	06/15/30	6.375	766,389
1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 106.56)[1]	(B, B3)	08/01/28	8.750	1,169,700
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.53)[1]	(CCC+, Caa2)	01/15/29	6.125	717,652
2,632	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)[1]	(B, B3)	08/15/29	9.500	2,292,998

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Building Materials—(concluded)
$2,890	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.50)[1,2]	(CCC+, Caa2)	03/01/29	6.000	$2,438,443
2,211	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.83)[1]	(BB+, Ba1)	01/15/28	5.000	2,157,224
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)[1]	(BB-, B1)	04/01/32	6.750	4,168,893
3,292	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 104.75)[1,2]	(CCC+, Caa1)	04/15/30	9.500	2,999,885
940	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)[1]	(BB, Ba3)	07/15/30	4.375	877,644
2,700	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.72)[1,2]	(CCC+, Caa1)	10/15/28	6.875	2,633,203
					20,222,031
Cable & Satellite TV (0.4%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.28)[1]	(CC, Caa2)	07/15/29	5.125	818,163
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.75)[1]	(CC, Caa2)	10/15/29	5.500	1,450,825
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)[1]	(BB-, B1)	07/15/31	4.875	1,399,568
					3,668,556
Chemicals (1.2%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)[1]	(BB-, Ba3)	08/01/30	7.125	483,721
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)[1]	(BB-, Ba3)	11/01/31	6.250	594,021
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.88)[1]	(B-, B2)	05/15/28	4.750	436,739
1,064	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.38)[1]	(BB, Ba3)	05/15/28	6.750	1,039,732
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)[1]	(BB, Ba2)	03/15/32	6.250	1,488,447
5,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.16)[1,2]	(BB-, B2)	03/15/29	4.625	4,030,856
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 104.50)[1,2]	(CCC+, Caa2)	02/15/30	9.000	3,518,726
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)[1]	(B-, B2)	03/01/31	7.375	376,338
					11,968,580
Diversified Capital Goods (0.7%)
1,879	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[1]	(BB+, Ba2)	06/01/31	4.250	1,668,990
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.31)[1,2]	(CCC, Caa2)	10/15/29	6.625	1,523,120
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)[1]	(BB+, Ba3)	12/15/27	4.375	3,333,546
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)[1]	(BB+, Ba3)	01/15/32	6.625	1,021,546
					7,547,202
Electronics (0.2%)
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)[1]	(BB+, Ba2)	07/15/32	6.625	1,488,595
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 102.00)[1]	(BB-, Ba3)	06/15/29	4.000	925,553
					2,414,148
Energy—Exploration & Production (2.2%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)[1]	(BB-, B1)	07/01/28	8.375	491,840
2,066	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)[1]	(BB-, B1)	07/01/31	8.750	1,965,743
4,130	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.38)[1]	(BB, B1)	04/15/30	4.750	3,804,156
5,400	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)[1]	(BB, Ba2)	12/15/33	7.500	5,687,184
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 103.44)[1]	(BB-, B1)	04/15/28	6.875	249,405

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Energy—Exploration & Production—(concluded)
$2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)[1]	(BB+, Ba2)	02/15/31	3.750	$2,316,327
6,965	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.03)[1]	(B+, B1)	03/01/28	8.125	6,883,705
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)[1]	(B+, B1)	06/15/31	8.750	480,357
					21,878,717
Environmental (0.1%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)[1]	(BB+, Ba2)	02/01/31	6.375	142,609
861	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)[1]	(B-, B3)	02/01/33	7.000	880,432
					1,023,041
Food—Wholesale (0.7%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 100.00)[1]	(BB+, Ba2)	04/15/27	5.250	932,426
1,790	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)[1]	(BB+, Ba2)	06/15/30	6.000	1,783,212
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)[1]	(BB, B1)	09/15/32	6.125	1,400,784
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)[1]	(BB+, Ba3)	09/15/28	6.875	683,376
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)[1]	(BB+, Ba3)	01/15/32	7.250	716,184
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)[1]	(BB+, Ba3)	04/15/33	5.750	1,224,896
					6,740,878
Gaming (0.4%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)[1]	(BB, B1)	06/15/31	4.750	373,306
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)[1]	(BB-, Ba3)	02/15/30	7.000	511,679
212	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)[1]	(BB-, Ba3)	02/15/32	6.500	213,304
3,371	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 100.00)[1]	(B+, B2)	05/15/28	7.000	3,374,762
					4,473,051
Gas Distribution (1.1%)
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)[1,2]	(B+, B2)	07/15/32	7.250	359,178
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	273,262
2,290	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)[1]	(BB+, Ba2)	03/01/28	5.875	2,296,633
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)[1,2]	(BB+, Ba2)	10/15/30	5.500	733,144
2,000	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes[1]	(BB, Ba2)	05/15/25	3.600	1,999,209
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)[1]	(BB, Ba2)	05/15/30	4.800	1,177,821
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)[1]	(B+, B1)	12/31/30	6.000	1,741,387
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)[1]	(B+, B1)	02/15/29	7.375	2,911,909
					11,492,543
Health Services (0.6%)
2,629	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 101.00)[1,2]	(B+, Ba3)	04/15/29	4.000	2,359,118
644	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.25)[1]	(CCC, Caa2)	02/15/30	6.500	616,096

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Health Services—(concluded)
$3,162	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.69)[1,2]	(BB-, Ba3)	02/15/30	5.375	$3,052,613
					6,027,827
Hotels (0.1%)
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)[1]	(BB+, Ba2)	04/01/29	5.875	161,748
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)[1]	(BB-, Ba3)	04/01/32	6.500	456,877
					618,625
Insurance Brokerage (1.9%)
4,473	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.38)[1]	(B, B2)	04/15/28	6.750	4,510,796
866	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)[1]	(B, B2)	01/15/31	7.000	879,994
667	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)[1]	(B, B2)	10/01/31	6.500	667,302
691	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.41)[1]	(CCC+, Caa2)	01/15/29	5.625	689,279
690	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75)[1,2]	(CCC+, Caa2)	02/15/32	7.500	734,065
2,300	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[1]	(B-, B2)	03/15/30	8.500	2,427,057
3,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)[1]	(CCC, Caa2)	12/15/30	10.500	3,768,215
2,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[1]	(B, B2)	06/01/31	7.125	2,050,872
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.19)[1]	(BB-, B1)	02/01/30	4.375	614,622
2,625	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)[1]	(BB-, B1)	08/01/32	5.875	2,595,667
					18,937,869
Investments & Misc. Financial Services (3.5%)
7,837	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 104.25)[1]	(CCC+, Caa1)	11/15/29	8.500	7,223,615
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)[1]	(BB+, Ba2)	05/15/32	6.500	612,875
4,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)[1]	(BB, Ba3)	01/15/31	7.500	4,224,252
1,250	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 101.31)[1]	(B+, B1)	04/15/29	5.250	1,180,565
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)[1]	(B+, B1)	01/15/32	5.000	2,932,435
4,045	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[1]	(B, B2)	09/15/31	6.750	4,065,702
1,351	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/28 @ 103.38)[1]	(BB, Ba1)	05/01/33	6.750	1,358,818
3,000	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)[1]	(BB, Ba1)	04/30/31	7.125	3,095,958
2,163	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)[1]	(BB, Ba1)	11/01/32	6.125	2,127,218
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.00)[1]	(B, B2)	06/15/29	4.000	1,310,932
1,841	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00)[1]	(NR, Ba3)	11/01/26	4.625	1,817,018
3,960	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[1]	(B+, B1)	06/15/31	7.500	4,068,797
1,599	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)[1]	(BB, Ba2)	04/01/33	6.625	1,627,990
					35,646,175

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Machinery (1.5%)
$2,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 101.46)[1]	(B+, Ba3)	04/15/29	4.375	$2,639,842
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)[1]	(B+, Ba3)	08/15/32	6.875	1,788,312
3,386	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00)[1]	(B, B3)	07/31/27	5.750	3,267,370
5,021	Griffon Corp., Global Company Guaranteed Notes (Callable 05/31/25 @ 100.96)	(B+, B1)	03/01/28	5.750	4,957,598
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,492,980
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)[2]	(BB+, Ba1)	03/01/31	3.750	434,570
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	325,027
					14,905,699
Media—Diversified (0.0%)
50	Tech 7 SAS Super Senior 1[3,4,5,6,7]	(NR, NR)	03/31/26	0.000	6
84	Tech 7 SAS Super Senior 2[3,4,5,6,7]	(NR, NR)	03/31/26	0.000	9
25	Tech 7 SAS Technicolor Creative Studios Super Senior[3,4,5,6,7]	(NR, NR)	04/01/26	0.000	3
25	Technicolor Creative Studios SA3,4,5,6,7	(NR, NR)	04/01/26	0.000	3
					21
Media Content (0.2%)
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)[1,2]	(BB+, Ba3)	09/01/31	3.875	1,889,158
Metals & Mining—Excluding Steel (1.9%)
1,488	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)[1]	(BB-, B1)	03/31/33	6.750	1,458,159
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)[1,2]	(BB-, Ba3)	08/15/32	6.375	1,970,389
5,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 103.25)[1,2]	(B+, B1)	02/15/30	6.500	4,835,894
5,314	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)[1]	(B, NR)	03/01/29	9.375	5,580,276
2,595	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)[1,2]	(BB-, B2)	06/01/31	4.500	2,334,685
2,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.38)[1]	(BB, Ba3)	01/30/30	4.750	1,861,505
1,175	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)[1,2]	(BB, Ba3)	01/30/30	6.875	1,191,791
					19,232,699
Oil Refining & Marketing (0.4%)
1,307	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)[1]	(B+, B2)	01/15/32	8.250	1,332,219
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)[1]	(BB+, Ba1)	05/01/32	7.250	726,351
596	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)[1]	(BB+, Ba1)	07/01/33	6.250	595,223
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 05/11/25 @ 102.25)	(BB+, Ba1)	04/30/30	4.500	1,282,018
180	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)[1]	(BB+, Ba1)	09/15/28	7.000	184,591
					4,120,402
Packaging (1.7%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/30/25 @ 100.75)[1,3]	(CCC, Caa2)	09/01/29	3.000	337,459
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 05/11/25 @ 102.31)[1]	(CCC+, Caa2)	04/15/27	9.250	3,283,126
2,777	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.94)[1]	(B, B2)	04/15/27	7.875	2,789,449
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1,2]	(B+, B2)	05/15/31	7.250	346,141
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 103.06)[1]	(BB+, Ba2)	02/01/28	6.125	252,068

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Packaging—(concluded)
$5,816	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)[1]	(CCC+, Caa3)	12/31/28	12.750	$6,114,850
3,799	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.03)[1]	(BB-, Ba3)	04/15/29	4.125	3,550,513
913	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)[1]	(B+, B2)	11/30/30	10.500	954,606
					17,628,212
Personal & Household Products (0.4%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)[1]	(BB, Ba3)	10/15/28	7.375	362,561
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)[1]	(BBB-, Ba3)	02/16/31	6.750	860,835
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)[1]	(BB-, Ba3)	10/15/31	3.875	2,467,383
					3,690,779
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)[1]	(BB, B1)	04/01/31	3.750	316,324
Property & Casualty Insurance (0.3%)
2,712	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)[1]	(B-, B3)	02/15/31	7.750	2,772,695
Rail (0.3%)
2,826	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)[1]	(BB, Ba3)	04/15/32	6.250	2,862,704
Real Estate Investment Trusts (0.4%)
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)[1]	(BB-, Ba3)	01/15/27	4.375	1,128,065
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[1]	(BB-, Ba3)	04/15/30	6.000	1,236,176
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00)[1]	(BB-, Ba3)	10/15/30	6.500	1,849,310
					4,213,551
Recreation & Travel (1.8%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.19)[1]	(B, B1)	05/15/29	4.750	3,552,227
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 102.63)[1,2]	(B+, B2)	08/15/29	5.250	553,082
3,907	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1]	(BB-, B1)	05/15/31	7.250	3,962,444
5,550	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00)[1]	(BB+, B1)	11/01/27	4.875	5,327,501
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)[1,2]	(BB-, Ba3)	05/15/32	6.500	4,501,242
					17,896,496
Restaurants (0.6%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)[1]	(BB+, Ba2)	06/15/29	6.125	1,016,799
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/26 @ 102.81)[1]	(BB+, Ba2)	09/15/29	5.625	997,969
1,228	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.94)[1,2]	(B+, B2)	09/15/29	3.875	1,134,892
2,488	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)[1]	(B, B3)	05/01/29	9.375	2,639,656
					5,789,316

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Software—Services (3.2%)
$3,477	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.34)[1]	(NR, B1)	10/31/26	5.375	$3,408,087
2,956	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)[1]	(B-, Caa2)	09/30/29	9.000	2,981,475
1,118	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)[1,2]	(B-, B3)	12/15/31	9.500	1,144,327
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.06)[1]	(BB-, Ba3)	07/15/29	4.125	1,557,611
2,225	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)[1]	(BB+, Ba3)	05/15/32	6.625	2,260,137
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00)[1]	(BB, Ba3)	02/15/28	3.875	929,950
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.94)[1]	(BB, Ba3)	12/01/29	3.875	2,769,258
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.06)[1]	(BB, Ba3)	02/15/30	4.125	1,386,075
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)[1]	(BB, Ba3)	12/01/31	4.125	873,223
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[1]	(B-, B2)	02/01/31	6.875	1,029,459
7,409	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.78)[1]	(B-, Caa1)	12/15/28	7.125	7,055,586
2,975	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)[1]	(B, B1)	03/15/33	6.500	2,895,787
4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 100.97)[1]	(B+, B1)	02/01/29	3.875	4,581,832
					32,872,807
Specialty Retail (1.5%)
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[1,8,9]	(NR, Caa3)	07/18/25	7.500	1,338,750
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[1,6,7,8]	(NR, Caa3)	07/18/25	7.500	36,627
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[4,6,7]	(NR, NR)	05/01/25	0.000	48,431
3,275	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.33)[1]	(BB+, Ba2)	08/15/28	4.000	3,114,873
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)[1]	(BB+, Ba2)	01/15/30	6.375	2,023,814
5,925	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)[1]	(BB-, B2)	08/01/31	8.250	6,209,987
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.19)[1,2]	(BB+, Ba2)	01/15/31	4.375	873,488
1,834	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)[1,2]	(BB-, B1)	11/15/31	4.875	1,673,864
					15,319,834
Steel Producers/Products (0.2%)
1,836	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 05/11/25 @ 101.56)[1]	(B, Caa1)	04/15/29	6.250	1,701,547
Support—Services (1.8%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00)[1]	(CCC+, Caa2)	07/15/27	9.750	1,348,020
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 05/30/25 @ 101.81)[1,3]	(B, B3)	06/01/28	3.625	1,039,467
1,693	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 100.00)[1]	(BBB-, Ba2)	01/15/28	4.000	1,634,621
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00)[1]	(BB, Ba3)	05/15/28	4.625	1,060,508
1,750	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)[1]	(BB-, Ba3)	10/15/29	5.750	1,749,185
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.13)[1]	(B-, B2)	05/01/28	4.500	3,881,754
1,150	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.16)[1]	(B, Ba2)	05/01/29	4.625	1,083,016
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.42)[1]	(BB, Ba3)	06/15/28	7.250	507,056

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Support—Services—(concluded)
$500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)[1]	(BB, Ba3)	03/15/29	6.375	$507,138
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)[1]	(BB, Ba3)	03/15/33	6.375	446,601
875	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)[1]	(BB-, B2)	04/15/30	6.625	890,133
3,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)[1]	(BB-, B2)	06/15/29	6.625	3,260,907
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/11/25 @ 102.50)[1]	(B, B2)	01/15/30	5.000	668,861
					18,077,267
Tech Hardware & Equipment (0.4%)
3,564	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)[1]	(BB, Ba2)	06/01/32	6.500	3,588,003
Telecom—Wireline Integrated & Services (1.2%)
2,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 100.00)[1]	(CCC+, Caa1)	01/15/28	5.000	1,922,686
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[1]	(B-, B3)	04/01/30	4.500	250,500
5,183	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 05/11/25 @ 101.81)[1]	(B-, B3)	10/15/30	3.875	4,113,747
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)[1]	(B+, Ba3)	08/15/30	4.500	2,250,300
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)[1]	(B+, Ba3)	01/31/31	4.250	2,185,229
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)[1]	(B+, Ba3)	07/15/31	4.750	1,020,393
					11,742,855
Theaters & Entertainment (0.2%)
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.63)[1]	(BB, Ba1)	05/15/27	6.500	1,517,196
Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)[1]	(BB-, Ba3)	06/01/31	7.125	255,937
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)[1]	(BB-, Ba3)	02/01/32	7.125	1,025,806
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)[1]	(BBB-, Ba1)	06/01/28	6.250	839,753
					2,121,496
	Total corporate bonds (Cost $372,256,041)				369,988,561
Bank loans (57.0%)
Advertising (0.9%)
3,672	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B, B1)	05/03/28	8.572	3,484,247
6,398	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B, B1)	12/31/31	8.572	5,630,002
					9,114,249
Aerospace & Defense (3.0%)
189	Air Comm Corp. LLC[11]	(B, B2)	12/11/31	1.000	187,641
2,270	Air Comm Corp. LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	11/21/31	7.321	2,251,694
3,990	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	09/29/31	6.572	3,948,245
3,049	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(B, B2)	10/31/30	7.049	3,032,830
1,961	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	07/01/31	6.780 - 6.822	1,943,924
4,548	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	07/01/31	6.822	4,508,405
879	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	10/30/31	6.072 - 6.074	876,405
1,279	HDI Aerospace Intermediate Holding III Corp., 3 mo. USD Term SOFR + 4.500%[7,10]	(B, B2)	02/11/32	8.730	1,276,272

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Aerospace & Defense—(concluded)
$1,487	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BB+, Ba1)	01/19/31	6.322	$1,489,582
2,197	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	09/23/31	6.822	2,174,625
2,150	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[10]	(NR, NR)	02/01/29	12.179	1,637,532
6,192	Peraton Corp., 1 mo. USD Term SOFR + 3.750%[10]	(B-, B2)	02/01/28	8.172	5,602,657
1,440	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(BB-, Ba3)	02/28/31	6.799	1,427,888
44	TransDigm, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(BB-, Ba3)	03/22/30	7.049	44,200
					30,401,900
Air Transportation (0.4%)
3,676	Stonepeak Nile Parent LLC, U.S. (Fed) Prime Rate + 1.750%[10]	(BB, Ba1)	04/09/32	9.250	3,619,538
Auto Parts & Equipment (2.0%)
3,237	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(B, B2)	04/06/28	8.436	3,191,307
1,387	Clarios Global LP10,12	(BB-, B1)	01/28/32	0.000	1,361,950
6,235	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[10]	(BB-, B1)	05/06/30	6.822	6,130,143
2,063	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%[10]	(B+, B1)	03/30/27	9.541	1,922,965
2,837	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%[10]	(B+, B1)	03/30/27	9.541	2,644,176
204	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[7,9,10]	(NR, NR)	11/28/26	10.436	185,055
1,234	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	04/23/31	6.813 - 6.822	1,226,446
4,013	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%[7,10]	(B, Caa1)	02/08/28	8.172	3,582,041
229	Wand NewCo 3, Inc., 1 mo. USD Term SOFR + 2.500%[10]	(B, B3)	01/30/31	6.822	226,034
					20,470,117
Automakers (0.0%)
331	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	09/29/28	8.822	290,951
Banking (0.4%)
1,141	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%[10]	(BB, Ba2)	04/27/28	6.934	1,144,350
2,653	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.250%[7,10]	(BB+, Ba2)	04/18/30	6.549	2,639,532
					3,783,882
Beverages (0.5%)
1,269	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BBB-, Ba1)	06/22/30	6.322	1,271,284
1,081	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B, B2)	12/13/30	8.572	1,083,304
3,173	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[7,10]	(B+, B1)	03/15/32	6.579	3,161,258
					5,515,846
Brokerage (0.3%)
2,679	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%[10]	(BB-, Ba3)	06/26/31	7.822	2,679,813
481	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%[7,10]	(BB-, Ba2)	10/21/31	7.323	481,622
131	RE/MAX International, Inc.[10,12]	(BB-, B2)	07/21/28	0.000	125,254
					3,286,689
Building & Construction (1.3%)
1,298	Minimax Viking GmbH, 1 mo. USD Term SOFR + 2.250%[7,10]	(BB-, Ba3)	03/17/32	6.572	1,294,812
6,499	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	02/10/32	6.572	6,379,399
1,659	QXO, Inc.[10,12]	(BB-, Ba3)	04/30/32	0.000	1,659,575
1,601	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%[10]	(B, B2)	10/29/27	7.280 - 7.322	1,598,900
2,547	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	02/18/32	7.322	2,528,524
					13,461,210

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Building Materials (0.9%)
$94	ARAMSCO, Inc.[11]	(B-, Caa1)	10/10/30	4.750	$87,206
914	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(B-, Caa1)	10/10/30	9.049	844,247
430	Core & Main LP, 6 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	02/09/31	6.270	430,504
1,189	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B, B3)	04/12/28	7.672	1,044,461
174	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[10]	(B, B3)	08/01/28	9.947	156,258
1,961	ECO Material Tech, Inc., 6 mo. USD Term SOFR + 3.250%[10]	(B, B2)	02/12/32	7.467	1,945,939
2,673	Foundation Building Materials Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%[10]	(B, B3)	01/31/28	7.686 - 7.791	2,576,093
1,117	Foundation Building Materials Holding Co. LLC[10,12]	(B, B3)	01/29/31	0.000	1,040,382
491	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%[10]	(B+, B2)	12/04/31	8.035	472,862
997	White Cap Buyer LLC[10,12]	(B, B2)	10/19/29	0.000	974,786
					9,572,738
Cable & Satellite TV (0.3%)
2,900	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%[10]	(B+, B1)	04/30/28	6.936	2,859,473
Chemicals (2.9%)
1,494	AAP Buyer, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B+, B1)	09/09/31	7.072	1,494,430
1,779	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 1.500%[6,7,9,10]	(NR, NR)	10/23/25	5.779	1,716,342
3,236	Ascend Performance Materials Operations LLC[4,5]	(NR, C)	08/27/26	0.000	342,704
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[9,10]	(CC, Ca)	12/29/28	12.311	221,561
2,949	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[10]	(CCC, Caa2)	12/29/27	8.311	2,519,585
1,928	Fortis 333, Inc., 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	03/29/32	7.803	1,892,116
2,431	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[10]	(B-, B2)	03/15/29	8.329	2,372,684
764	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[10]	(BB, B1)	10/07/31	8.572	645,284
1,228	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[10]	(BB, Ba3)	02/18/30	7.572	1,152,027
2,718	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[10]	(BB, Ba3)	02/07/31	7.322	2,522,242
307	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB+, Ba1)	11/26/31	6.320	303,982
273	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%[9,10]	(CCC+, Caa1)	09/30/29	11.422	259,017
570	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%[10]	(B, B2)	09/30/28	7.922	556,097
1,399	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%[7,10]	(B-, B3)	04/21/29	9.803	1,265,945
1,786	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[10]	(B-, B3)	04/23/29	8.642	1,605,107
1,816	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%[10]	(CCC+, Caa1)	10/16/28	9.883	892,774
3,773	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%, 0.750% PIK[8,9,10]	(CCC+, Caa1)	10/16/28	9.883	1,854,461
1,745	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(B, B3)	12/23/30	8.322	1,744,337
283	SK Neptune Husky Finance SARL[4,5,7,9]	(NR, WR)	04/30/26	0.000	209,541
1,306	SK Neptune Husky Group SARL[4,5,9]	(NR, WR)	01/03/29	0.000	45,288
5,673	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(B-, B3)	10/26/26	9.025	5,332,747
					28,948,271
Diversified Capital Goods (0.6%)
298	DexKo Global, Inc.[10,12]	(B-, B2)	10/04/28	0.000	276,338
1,762	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%[10]	(B, B1)	05/01/31	8.049	1,726,461
4,039	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%[10]	(B, B1)	03/18/30	7.322	3,814,980
					5,817,779
Electronics (1.6%)
4,354	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[10]	(B, B3)	10/08/28	8.811	4,260,651
1,930	Idemia Group, 3 mo. USD Term SOFR + 4.250%[10]	(B, B2)	09/30/28	8.549	1,929,271
1,865	II-VI, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba1)	07/02/29	6.322	1,848,247
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[10]	(CCC, Caa2)	03/02/29	11.541	417,658
1,502	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(BB, Ba3)	09/22/31	7.053	1,503,543

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Electronics—(concluded)
$440	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	10/20/28	6.549	$439,847
6,346	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, B2)	04/16/32	8.261	6,141,619
					16,540,836
Energy—Exploration & Production (0.4%)
1,153	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba3)	01/30/32	6.325	1,141,918
234	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba3)	05/17/29	6.321	232,805
1,005	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%[10]	(B+, Ba3)	12/06/30	6.535	1,001,474
1,036	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%[7,10]	(B+, B3)	04/01/30	8.299	1,032,964
663	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	10/04/30	6.277	660,083
947	PES Holdings LLC, 3.000% PIK[5,8,9]	(NR, WR)	12/31/25	3.000	8,289
					4,077,533
Environmental (0.5%)
3,221	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	02/04/32	6.819	3,185,191
321	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba2)	11/30/28	6.579	319,695
25	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba2)	11/30/28	6.579	24,623
770	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.750%[7,10]	(B, B2)	10/24/30	8.049	769,046
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	02/22/31	6.579	464,968
190	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B-, B3)	03/24/28	7.186	188,404
					4,951,927
Food & Drug Retailers (0.1%)
857	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	12/31/28	7.549	854,498
866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%[9,10]	(CC, Ca)	12/21/28	11.625	308,752
					1,163,250
Food—Wholesale (0.9%)
4,693	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B, B3)	07/31/28	7.319	4,644,712
1,312	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B, B2)	12/04/31	8.571	1,316,653
1,966	Nomad Foods U.S. LLC, 6 mo. USD Term SOFR + 2.500%[7,10]	(BB-, B1)	11/12/29	6.535	1,966,117
1,157	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	07/23/29	6.684	1,156,434
					9,083,916
Gaming (0.8%)
133	Arcis Golf LLC[10,12]	(NR, B2)	11/24/28	0.000	132,722
1,626	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B+, B2)	11/24/28	7.072	1,616,446
937	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	02/06/31	6.563	923,773
4,536	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	02/06/30	6.563	4,483,490
457	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.500%[10]	(B, B2)	01/27/29	7.822	446,599
					7,603,030
Gas Distribution (0.5%)
1,283	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%[10]	(B+, Ba3)	04/13/28	6.785	1,281,338
1,763	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B+, B2)	10/31/28	7.299	1,762,618
542	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%[10]	(BB-, Ba3)	10/15/31	7.256	541,804
1,247	NGP XI Midstream Holdings LLC, 3 mo. USD Term SOFR + 3.500%[10]	(B, B3)	07/25/31	7.799	1,234,406
598	Traverse Midstream Partners LLC[7,10,12]	(B+, B2)	02/16/28	0.000	596,805
					5,416,971
Health Facilities (0.6%)
1,284	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%[10]	(B-, B2)	08/02/28	9.041	1,284,323
627	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[9,10]	(B-, Caa1)	09/30/27	11.899	358,196
1,671	Insulet Corp., 1 mo. USD Term SOFR + 2.500%[10]	(BB+, Ba2)	08/04/31	6.822	1,673,012

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Health Facilities—(concluded)
$749	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%[9,10]	(B-, B2)	05/18/28	11.061	$746,819
2,993	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK[8,9,10]	(NR, Caa2)	08/18/28	11.061	1,129,712
1,100	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B, Ba3)	12/19/30	7.070	1,098,069
					6,290,131
Health Services (2.9%)
497	ADMI Corp., 1 mo. USD Term SOFR + 3.750%[7,10]	(B-, B3)	12/23/27	8.186	476,282
3,460	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[10]	(B-, B3)	12/23/27	7.811	3,316,920
246	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[10]	(B-, B3)	12/23/27	10.072	243,353
6,375	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	02/15/29	7.322	6,331,708
2,058	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB, Ba2)	07/26/31	6.322	2,045,364
1,444	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB, Ba2)	08/01/27	6.174	1,437,874
226	EyeCare Partners LLC, 6 mo. USD Term SOFR + 1.000%, 3.610% PIK[8,10]	(CCC+, Caa3)	11/30/28	8.837	175,335
103	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 3.750%[10]	(B, B3)	12/12/28	8.049	102,715
1,287	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, B2)	08/11/28	8.280 - 8.315	1,282,772
506	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(B, Caa1)	12/15/28	8.320	489,375
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(CCC, Ca)	12/15/28	8.434	306,227
138	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%[10]	(B, Caa1)	12/15/28	9.570	135,691
1,246	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	03/15/31	7.070 - 7.078	1,236,712
521	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.250%[10]	(B, B3)	11/03/31	7.549	520,741
2,004	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK[8,10]	(B-, B3)	01/31/29	9.590	1,943,908
124	Select Medical Corp., 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba1)	12/03/31	6.322	124,133
564	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 3.250%[10]	(B, B2)	12/04/31	7.527	562,468
1,209	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%[9,10]	(CCC+, B3)	05/18/28	8.436	988,135
1,496	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%[10]	(B, B2)	07/18/31	8.002	1,461,649
5,856	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(B-, B3)	12/15/27	9.049	5,864,854
					29,046,216
Hotels (0.6%)
1,886	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.750%[7,10]	(B+, B1)	08/17/28	7.072	1,888,674
1,876	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.000%[7,10]	(B+, B1)	05/31/30	7.322	1,881,069
250	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BBB-, Baa2)	11/08/30	6.077	249,537
2,267	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BBB-, Ba1)	05/24/30	6.072	2,264,424
					6,283,704
Insurance Brokerage (3.5%)
7,278	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	01/30/32	6.572	7,250,434
4,969	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[10]	(B-, B3)	02/15/31	6.067 - 7.074	4,876,035
4,284	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B, B2)	02/14/31	7.822	4,289,150
791	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.500%[7,10]	(B+, B2)	01/08/32	7.792	790,882
2,839	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	02/15/31	7.322	2,826,684
8,628	HUB International Ltd., 3 mo. USD Term SOFR + 2.500%[10]	(B, B1)	06/20/30	6.770	8,582,952
3,830	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	07/02/31	7.322	3,777,484
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[10]	(CCC+, Caa2)	07/02/31	9.572	982,505
2,383	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.750%[10]	(B-, B3)	10/16/31	8.072	2,384,673
					35,760,799
Investments & Misc. Financial Services (3.9%)
88	Altisource Solutions SARL[6,7,9]	(NR, NR)	04/30/30	0.000	0
194	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[10]	(CCC-, Caa2)	04/30/30	10.899	192,088

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Investments & Misc. Financial Services—(concluded)
$90	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[7,9,10]	(B, B3)	02/19/29	10.899	$90,676
3,642	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[10]	(B-, B3)	12/29/31	7.803	3,604,926
6,580	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	08/02/28	7.322	6,555,816
1,278	Berkeley Research Group LLC[10,12]	(B, B2)	03/17/32	0.000	1,263,876
23	Chrysaor Bidco SARL[11]	(B, B2)	10/30/31	3.500	22,647
305	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	10/30/31	7.742	305,459
3,112	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%[10]	(BBB-, Baa3)	10/31/31	6.322	3,111,523
749	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	05/17/31	6.572	746,637
3,483	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	05/19/31	6.322	3,464,774
195	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	09/15/31	7.072	193,022
1,598	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 5.000%[10]	(CCC+, Caa2)	07/31/30	9.280	1,344,518
677	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%[10]	(NR, NR)	11/26/31	6.799	677,092
1,693	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.000%[7,10]	(B-, B2)	02/03/32	7.291	1,667,965
3,085	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%[10]	(BB, Ba3)	03/18/30	7.292	3,084,411
3,945	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%[10]	(BB, Ba1)	12/15/31	6.313	3,895,946
1,412	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/21/31	7.322	1,401,406
755	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 2.500%[10]	(B-, Ba3)	08/18/28	6.799	754,186
39	Secretariat Advisors LLC[7,11]	(B-, B3)	02/28/32	0.000	38,556
322	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[7,10]	(B-, B3)	02/28/32	8.313	320,011
3,931	Sedgwick Claims Management Services, Inc., 3 mo. USD Term SOFR + 3.000%[10]	(B+, B2)	07/31/31	7.313	3,916,880
2,345	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[7,10]	(B+, B1)	06/21/31	6.822	2,338,719
					38,991,134
Life Insurance (0.1%)
919	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%[10]	(B, B2)	05/06/31	7.049	910,547
Machinery (1.6%)
1,955	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B, B1)	02/07/29	7.671	1,872,388
1,423	Arcosa, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BBB-, Ba1)	08/12/31	6.572	1,422,556
678	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[10]	(B-, B2)	12/20/26	10.186	674,385
666	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(BB-, Ba2)	03/15/30	6.788	664,323
1,406	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	09/28/28	8.824	1,364,130
552	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.500%[10]	(B, B3)	10/17/31	7.772	548,269
684	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	07/03/31	6.074	682,103
1,480	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%[7,10]	(B-, B3)	08/30/30	10.322	1,376,412
412	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%[10]	(B-, B3)	07/19/29	8.572	393,650
3,813	Madison IAQ LLC[10,12]	(B, B1)	05/06/32	0.000	3,782,762
670	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	09/26/31	7.072	665,792
2,322	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B-, B2)	08/31/28	7.072	2,311,019
					15,757,789
Media—Diversified (1.1%)
5,254	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[10]	(B-, B3)	12/29/28	8.072	5,048,077
1,571	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[10]	(BB+, NR)	09/30/31	6.299	1,567,190
786	Delta 2 LUX SARL[10,12]	(BB+, NR)	09/30/31	0.000	783,595
532	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%[10]	(B-, B2)	12/15/28	7.922	528,277
394	Technicolor Creative Studios, 0.500% PIK[3,5,6,7,8]	(NR, NR)	08/06/33	0.500	0
3,104	Twitter, Inc.	(NR, NR)	10/26/29	9.500	3,032,200
					10,959,339
Media Content (0.0%)
500	WMG Acquisition Corp., 1 mo. USD Term SOFR + 1.750%[10]	(BBB-, Ba1)	01/24/31	6.072	500,158

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Medical Products (0.4%)
$1,369	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[10]	(B-, B1)	10/13/29	9.299	$1,290,944
1,985	Medline Borrower LP, 1 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	10/23/28	6.572	1,973,946
638	Sotera Health Holdings LLC, 3 mo. USD Term SOFR + 3.250%[10]	(BB-, B1)	05/30/31	7.549	638,003
					3,902,893
Oil Field Equipment & Services (0.2%)
272	MRC Global U.S., Inc., 1 mo. USD Term SOFR + 3.500%[7,10]	(B, B2)	10/29/31	7.822	271,801
2,238	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.000%[10]	(BB, B1)	09/18/31	7.299	2,216,355
					2,488,156
Packaging (1.3%)
2,239	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%[10]	(B-, B2)	06/07/31	7.799 - 7.824	2,226,014
28	Clydesdale Acquisition Holdings, Inc. (2025 Delayed Draw Term Loan)[10,12]	(B+, B2)	04/01/32	0.000	27,643
1,592	Clydesdale Acquisition Holdings, Inc. (2025 Term Loan B)[10,12]	(B+, B2)	04/01/32	0.000	1,581,173
1,817	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	04/15/27	7.319	1,794,781
5,118	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[10]	(B-, B3)	09/15/28	8.256 - 8.323	5,050,011
1,617	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	04/14/31	7.570	1,595,658
450	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	03/03/28	7.686	444,038
					12,719,318
Personal & Household Products (1.1%)
7,426	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	12/21/28	6.572	7,302,177
817	Hanesbrands, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(BB-, Ba2)	03/07/32	7.072	811,506
1,172	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[10]	(NR, NR)	06/29/28	11.914	1,075,316
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[7,10]	(NR, NR)	06/29/28	11.884	13,147
1,665	Tempur Sealy International, Inc., 1 mo. USD Term SOFR + 2.500%[10]	(BBB-, Ba1)	10/24/31	6.780	1,663,793
					10,865,939
Pharmaceuticals (0.1%)
583	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	01/27/32	7.542	577,993
Rail (0.1%)
1,046	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%[10]	(BB, Ba3)	04/10/31	6.049	1,034,591
Real Estate Development & Management (0.5%)
4,788	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%[10]	(B, B3)	05/31/28	8.072	4,785,492
Real Estate Investment Trusts (0.2%)
100	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%[7,10]	(BB, Ba2)	11/18/27	6.572	100,260
1,425	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba2)	01/02/30	6.572	1,425,019
					1,525,279
Recreation & Travel (1.7%)
5,882	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B+, B2)	03/24/32	7.322	5,825,552
2,202	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	11/12/29	7.799	2,086,652
1,343	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	06/25/31	7.322	1,334,880
5,200	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB+, Ba2)	12/04/31	6.322	5,148,416
3,123	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[10]	(BBB-, Ba1)	05/01/31	6.322	3,103,805
					17,499,305

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Restaurants (2.1%)
$1,516	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba2)	09/20/30	6.072	$1,503,667
5,632	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%[10]	(B, B2)	12/01/28	8.686	5,603,782
6,878	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	12/15/27	6.822	6,835,251
2,039	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%[10]	(NR, B3)	07/21/28	7.822	2,042,314
2,079	Tacala LLC, 1 mo. USD Term SOFR + 3.500%[10]	(B-, B3)	01/31/31	7.822	2,078,592
3,533	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	08/03/28	6.822	3,517,330
					21,580,936
Software—Services (10.3%)
266	Amspec Parent LLC[7,11]	(B, NR)	12/22/31	1.000	266,113
1,730	Amspec Parent LLC, 3 mo. USD Term SOFR + 4.250%[7,10]	(B, NR)	12/22/31	8.549	1,729,734
3,436	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(B-, B2)	02/24/31	7.049	3,434,110
2,040	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%[10]	(B, B3)	08/02/29	9.817	2,000,345
2,899	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%[10]	(CCC+, B3)	10/09/26	8.686	2,753,634
925	Astra Acquisition Corp.[4,5,9]	(CCC+, Caa2)	02/25/28	0.000	536,694
1,139	Astra Acquisition Corp.[4,5,9]	(CC, C)	10/25/28	0.000	22,775
3,671	Avalara, Inc., 3 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	03/26/32	7.553	3,655,626
2,033	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B, B3)	11/25/31	7.822	2,029,948
2,180	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[10]	(BB-, B1)	01/31/31	7.072	2,155,243
4,451	CE Intermediate I LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/25/32	7.328	4,422,856
281	Clearwater Analytics LLC, 3 mo. USD Term SOFR + 2.250%[7,10]	(BB-, B1)	04/21/32	6.529	280,277
3,417	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	03/29/29	7.799	3,381,250
249	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.750%[10]	(B, B2)	03/21/31	8.049	246,881
250	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%[9,10]	(CCC, Caa3)	12/29/28	11.411	227,336
1,048	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, B3)	12/29/27	8.411	1,003,483
1,489	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%[10]	(NR, B3)	12/29/27	10.511	1,473,693
575	CommScope, Inc., 1 mo. USD Term SOFR + 5.250%[10]	(B-, B3)	12/17/29	9.572	566,320
646	Corel Corp., 3 mo. USD Term SOFR + 5.000%[9,10]	(B-, B2)	07/02/26	9.413	611,610
2,825	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[7,10]	(B-, B2)	10/16/28	8.186	2,514,499
3,193	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	04/28/28	6.072	3,186,957
1,300	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	10/09/31	7.458	1,293,955
344	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[10]	(CCC, Caa2)	10/09/32	9.458	329,372
2,974	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%[7,10]	(BB-, Ba2)	03/01/31	6.280	2,977,511
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[10]	(CCC, Caa2)	02/19/29	11.322	1,035,938
362	E2open LLC, 1 mo. USD Term SOFR + 3.500%[10]	(B, B2)	02/04/28	7.936	360,118
4,819	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500%[10]	(NR, NR)	08/14/28	10.803	4,596,408
162	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%[7,10]	(B+, B2)	11/06/28	9.061	162,818
1,253	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%[7,10]	(BB-, Ba3)	10/30/30	7.072	1,253,388
2,342	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B+, B1)	10/31/31	7.572	2,328,681
910	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%[7,10]	(B+, B2)	02/21/31	7.055	907,322
468	Geosyntec Consultants, 1 mo. USD Term SOFR + 3.750%[10]	(B-, B3)	07/31/31	8.072	468,166
1,039	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB, Ba1)	05/30/31	6.072	1,035,336
414	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.500%[7,10]	(B, NR)	09/01/31	7.782	415,386
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%[7,9,10]	(CCC+, Caa2)	12/06/32	9.563	656,040
891	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	06/09/31	6.820	885,640
1,021	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.500%[7,10]	(B+, B2)	11/12/30	7.830	1,022,758
4,248	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	05/02/29	8.880	3,002,596
699	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%[10,13]	(CCC+, B3)	06/02/28	9.459	861,991
5,868	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%[10]	(CCC+, B3)	06/02/28	8.291	5,672,522
425	Press Ganey Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	04/30/31	7.572	423,465
868	Project Alpha Intermediate Holding, Inc.[10,12]	(B-, Caa1)	11/22/32	0.000	834,601
2,161	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	07/16/31	7.299	2,145,689
1,459	Project Ruby Ultimate Parent Corp.[10,12]	(B, B2)	03/10/28	0.000	1,455,460
2,261	Proofpoint, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	08/31/28	7.322	2,250,228

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$4,087	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250%[10]	(CCC-, Caa1)	02/01/29	8.680	$2,195,552
5,400	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%[10]	(CCC-, Caa1)	02/01/29	8.680	3,348,307
6,802	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	04/24/28	7.561	6,746,224
2,071	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[10]	(CCC+, B3)	04/27/28	9.291	1,268,671
1,418	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BB+, Ba1)	05/09/31	6.322	1,418,224
1,449	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B+, B1)	06/18/29	7.299	1,443,352
2,946	UKG, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	02/10/31	7.320	2,938,894
2,731	VS Buyer LLC, 3 mo. USD Term SOFR + 2.750%[10]	(B+, B2)	04/12/31	7.020	2,722,752
830	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.250%[7,10]	(B+, B1)	10/22/29	6.572	828,270
2,509	WEX, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB-, Ba2)	03/31/28	6.072	2,489,408
932	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.250%[7,10]	(BB, Ba3)	03/01/30	6.579	929,266
2,402	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	02/28/30	6.072	2,351,605
3,139	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B, B3)	02/14/32	7.822	3,108,704
					104,664,002
Steel Producers/Products (0.1%)
739	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[7,10]	(B-, B3)	10/12/28	7.819	712,783
Support—Services (3.5%)
525	Albion Financing 3 SARL, 3 mo. USD Term SOFR + 3.000%[10]	(BB-, B1)	08/16/29	7.302	525,704
3,365	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%[10]	(B, B3)	05/12/28	8.172	3,365,831
756	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[7,10]	(B-, B2)	11/01/30	7.322	754,943
2,488	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%[10]	(BB-, Ba3)	10/16/31	7.052	2,484,739
703	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B1)	11/03/31	6.820	699,229
3,976	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B-, B2)	06/02/28	7.936	3,931,769
3,829	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[10]	(B-, B3)	07/19/30	10.020	3,663,352
2,241	Fugue Finance BV, 6 mo. USD Term SOFR + 3.250%[10]	(B, B2)	01/09/32	7.496	2,241,273
1,979	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[7,10]	(B-, B3)	12/29/27	8.436	1,895,254
2,750	Gloves Buyer, Inc.[10,12]	(B-, B3)	01/17/32	0.000	2,641,680
1,276	KUEHG Corp., 3 mo. USD Term SOFR + 3.250%[10]	(B+, B1)	06/12/30	7.549	1,273,114
273	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(CCC-, Caa2)	01/02/29	8.299	142,514
656	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[10]	(B, B2)	01/02/29	10.549	639,236
3,811	LaserShip, Inc., 3 mo. USD Term SOFR + 5.500%[10]	(CCC, Caa2)	08/10/29	10.061	1,894,171
531	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[10]	(CCC-, Caa3)	08/10/29	6.061	107,096
2,229	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%[10]	(B+, B1)	11/17/31	7.322	2,217,513
593	Paint Intermediate III LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B, B2)	10/09/31	7.302	592,367
2,945	PODS LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/31/28	7.541	2,731,786
460	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.750%[10]	(BB-, B1)	09/15/28	7.069	460,554
1,386	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%[7,10]	(B+, B1)	10/03/31	8.030	1,372,156
388	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%[10]	(B, B2)	03/13/31	9.072	389,115
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[7,9,10]	(CCC, Caa3)	11/02/28	13.041	314,000
1,340	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%[10]	(B-, B3)	10/30/28	8.561	1,318,684
					35,656,080
Tech Hardware & Equipment (1.3%)
3,120	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[10]	(B-, Caa2)	05/25/28	8.825	1,768,709
635	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[10]	(B-, B1)	05/25/28	8.825	359,736
785	Everest SubBidCo, 1 mo. USD Term SOFR + 4.500%[7,10]	(B-, B3)	12/10/31	8.772	779,077
391	Everest SubBidCo, 3 mo. USD Term SOFR + 4.500%[7,10]	(B-, B3)	12/10/31	8.777	388,080
3,992	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%[7,10]	(BB, Ba3)	02/20/32	7.330	3,822,390
1,043	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B+, B1)	02/25/28	7.572	1,041,596
4,677	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba2)	03/02/27	6.069	4,666,237
					12,825,825

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Telecom—Wireless (0.1%)
$785	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BBB-, Ba2)	01/25/31	6.080	$785,726
Telecom—Wireline Integrated & Services (0.8%)
1,155	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[10]	(CCC+, Caa1)	10/31/27	9.256	945,756
976	Altice France SA, 3 mo. USD Term SOFR + 5.500%[10]	(CC, Caa2)	08/15/28	9.756	882,684
875	Altice France SA, U.S. (Fed) Prime Rate + 2.688%[10]	(CC, Caa2)	01/31/26	10.188	767,926
1,412	Level 3 Financing, Inc., 1 mo. USD Term SOFR + 4.250%[10]	(B+, B1)	03/27/32	8.572	1,411,201
2,022	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[10]	(NR, B1)	08/01/29	10.052	1,727,395
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B+, Ba3)	01/31/29	7.686	987,555
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, Ba3)	01/31/28	6.936	987,865
					7,710,382
Theaters & Entertainment (0.6%)
3,111	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%[7,10]	(BB-, Ba3)	08/27/28	7.322	3,095,347
3,139	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	11/21/31	6.580	3,139,583
					6,234,930
Transport Infrastructure/Services (0.0%)
431	NA Rail HoldCo. LLC, U.S. (Fed) Prime Rate + 3.000%[10]	(B, B2)	03/08/32	7.286	430,782
	Total bank loans (Cost $598,474,584)				576,480,335
Asset backed securities (3.2%)
Collateralized Debt Obligations (3.2%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%[1,10]	(NR, Ba3)	07/20/34	11.931	1,318,212
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702%[1,10]	(NR, Baa3)	01/20/35	7.971	960,971
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,10]	(NR, NR)	07/14/36	7.742	2,493,862
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,10]	(BB-, NR)	07/27/31	9.944	731,757
3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340%[1,10]	(AAA, NR)	01/23/38	5.619	3,002,103
3,000	Cedar Funding XII CLO Ltd., 2020-12A, Rule 144A, 3 mo. USD Term SOFR + 1.200%[1,10]	(AAA, NR)	01/25/38	5.457	2,965,115
2,000	CIFC Funding 2018-IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 1.220%[1,10]	(NR, Aaa)	01/17/38	5.490	1,978,380
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782%[1,10]	(B+, NR)	10/18/30	11.051	1,230,938
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,10]	(B+, NR)	01/18/31	10.381	727,911
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900%[1,10]	(BBB-, NR)	10/20/36	9.169	2,160,803
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,10]	(BB-, NR)	01/27/31	10.393	1,221,224
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,9,10	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%[1,10]	(BB-, NR)	10/20/34	11.641	937,458
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762%[1,10]	(NR, Ba3)	10/16/30	10.022	491,541
2,100	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170%[1,10]	(NR, Aaa)	04/20/38	5.478	2,082,808
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,10]	(NR, Ba1)	01/22/35	10.284	992,687
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A1,9,10	(NR, NR)	04/15/39	0.000	1,576,847
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650%[1,10]	(NR, NR)	10/20/37	8.919	2,515,696
3,000	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%[1,10]	(BBB-, NR)	10/20/33	8.679	2,993,580
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,10]	(NR, Ba3)	07/20/30	10.681	348,932
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762%[1,10]	(NR, Ba1)	10/20/31	8.031	1,008,011
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,10]	(BBB-, NR)	07/14/31	7.853	502,173
	Total asset backed securities (Cost $32,775,464)				32,241,084

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Shares		Value
Common stocks (0.7%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.[4]	$129,140
Building Materials (0.1%)
118,480	JELD-WEN Holding, Inc.[4]	654,010
Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A4	133,920
Chemicals (0.0%)
25,202	Proppants Holdings LLC[6,7,9]	504
6,341	Utex Industries	230,387
		230,891
Energy—Exploration & Production (0.0%)
37,190	PES Energy, Class A4,6,7,9	372
Investments & Misc. Financial Services (0.0%)
2,810	Altisource Portfolio Solutions SA2,4	2,866
102,730	Altisource Portfolio Solutions SA2,4,6	104,785
		107,651
Metals & Mining—Excluding Steel (0.2%)
1,100,000	Taseko Mines Ltd.[4]	2,492,579
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.[4]	264,645
29,405	Serta Simmons Bedding Equipment Co.[4,6,7]	0
		264,645
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.[4]	1,119
Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA4,6,7,14	0
Recreation & Travel (0.4%)
173,570	Cineworld Group PLC[4]	3,539,613
Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B4,6,7	1
	Total common stocks (Cost $7,914,644)	7,553,941
Warrants (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/2026[4,6,7,9]	0
Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL[4,6,7]	29
2,821	Altisource Solutions SARL[4,6,7]	28
6,000	Movella Holdings, Inc., expires 12/31/2027[4,6,7]	0
		57
Software—Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/2029[4]	493
	Total warrants (Cost $16,969)	550

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Shares		Value
Short-term investments (8.6%)
49,397,112	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.31%	$49,397,112
38,017,965	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%[15]	38,017,965
	Total short-term investments (Cost $87,415,077)	87,415,077
	Total investments at value (106.1%) (Cost $1,098,852,779)	1,073,679,548
	Liabilities in Excess of Other Assets (-6.1%)	(61,600,810)
	Net assets (100.0%)	$1,012,078,738

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $393,415,738 or 38.9% of net assets.

2  Security or portion thereof is out on loan (See Note 2-K).

3  This security is denominated in Euro.

4  Non-income producing security.

5  Bond is currently in default.

6  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

7  Security is valued using significant unobservable inputs.

8  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

9  Illiquid security.

10  Variable rate obligation—The interest rate shown is the rate in effect as of April 30, 2025. The rate may be subject to a cap and floor.

11  All or a portion is an unfunded loan commitment (See Note 2-J).

12  Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.

13  This security is denominated in British Pound.

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Index Average

WR = Withdrawn Rating

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2025 (unaudited)

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CAD	407,000	USD	284,759	10/07/25	Barclays Bank PLC	$284,759	$296,857	$12,098
CAD	814,000	USD	575,797	10/07/25	Deutsche Bank AG	575,797	593,714	17,917
CAD	737,000	USD	521,985	10/07/25	JPMorgan Chase	521,985	537,552	15,567
CAD	638,000	USD	461,170	10/07/25	Morgan Stanley	461,170	465,343	4,173
EUR	2,939,792	USD	3,145,381	10/07/25	Deutsche Bank AG	3,145,381	3,373,617	228,236
EUR	32,154	USD	35,461	10/07/25	JPMorgan Chase	35,461	36,899	1,438
GBP	22,462	USD	28,575	10/07/25	JPMorgan Chase	28,575	30,016	1,441
USD	3,251,016	CAD	4,400,000	10/07/25	Deutsche Bank AG	(3,251,016)	(3,209,263)	41,753
USD	41,581	EUR	35,740	10/07/25	JPMorgan Chase	(41,581)	(41,014)	567
Total unrealized appreciation								$323,190
Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
USD	72,006	CAD	99,000	10/07/25	Barclays Bank PLC	$(72,006)	$(72,208)	$(202)
USD	119,896	CAD	165,000	10/07/25	JPMorgan Chase	(119,896)	(120,347)	(451)
USD	989,055	CAD	1,386,000	10/07/25	Morgan Stanley	(989,055)	(1,010,918)	(21,863)
USD	2,292,948	EUR	2,079,544	10/07/25	Deutsche Bank AG	(2,292,948)	(2,386,421)	(93,473)
USD	2,643,316	EUR	2,361,738	10/07/25	Morgan Stanley	(2,643,316)	(2,710,258)	(66,942)
USD	18,855	GBP	15,105	10/07/25	Deutsche Bank AG	(18,855)	(20,185)	(1,330)
USD	877,014	GBP	675,633	10/07/25	Morgan Stanley	(877,014)	(902,845)	(25,831)
Total unrealized depreciation								$(210,092)
Total net unrealized appreciation/(depreciation)								$113,098

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of assets and liabilities
April 30, 2025 (unaudited)

Assets:
Investments at value, including collateral for securities on loan of $38,017,965 (Cost $1,098,852,779) (Note 2)	$1,073,679,548[1]
Foreign currency at value (Cost $342,074)	367,210
Receivable for investments sold	15,599,059
Interest receivable	10,486,515
Receivable for Fund shares sold	6,577,571
Unrealized appreciation on forward foreign currency contracts (Note 2)	323,190
Prepaid expenses and other assets	86,416
Total assets	1,107,119,509
Liabilities:
Investment advisory fee payable (Note 3)	486,974
Administrative services fee payable (Note 3)	51,015
Shareholder servicing/Distribution fee payable (Note 3)	119,701
Payable for investments purchased	49,498,489
Payable upon return of securities loaned (Note 2)	38,017,965
Payable for Fund shares redeemed	2,653,607
Dividend payable	1,651,518
Due to custodian	1,383,209
Unfunded loan commitments (Note 2)	611,034
Unrealized depreciation on forward foreign currency contracts (Note 2)	210,092
Trustees' fee payable	31,380
Accrued expenses	325,787
Total liabilities	95,040,771
Net assets:
Capital stock, $.001 par value (Note 6)	108,204
Paid-in capital (Note 6)	1,076,408,577
Total distributable earnings (loss)	(64,438,043)
Net assets	$1,012,078,738
Class I
Net assets	$889,037,114
Shares outstanding	95,052,463
Net asset value, offering price and redemption price per share	$9.35
Class A
Net assets	$67,509,770
Shares outstanding	7,218,133
Net asset value and redemption price per share	$9.35
Maximum offering price per share (net asset value/(1-4.75%))	$9.82
Class C
Net assets	$55,531,854
Shares outstanding	5,933,333
Net asset value, offering price and redemption price per share	$9.36

1  Includes $37,105,426 of securities on loan.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of operations
For the six months ended April 30, 2025 (unaudited)

Investment Income:
Interest	$37,235,316
Dividends	19,794
Securities lending (net of rebates)	68,520
Total investment income	37,323,630
Expenses:
Investment advisory fees (Note 3)	4,023,872
Administrative services fees (Note 3)	104,340
Shareholder servicing/Distribution fees (Note 3)
Class A	79,800
Class C	262,783
Transfer agent fees	311,320
Custodian fees	104,920
Trustees' fees	85,709
Registration fees	57,946
Legal fees	47,489
Commitment fees (Note 4)	46,843
Audit and tax fees	26,783
Printing fees	19,630
Insurance expense	9,196
Miscellaneous expense	10,405
Total expenses	5,191,036
Less: fees waived and expenses reimbursed (Note 3)	(1,064,098)
Net expenses	4,126,938
Net investment income	33,196,692
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized gain from investments	559,501
Net realized loss from foreign currency transactions	(9,547)
Net change in unrealized appreciation (depreciation) from investments	(20,794,591)
Net change in unrealized appreciation (depreciation) from foreign currency translations	26,112
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(4,020)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(20,222,545)
Net increase in net assets resulting from operations	$12,974,147

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statements of changes in net assets

	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
From operations:
Net investment income	$33,196,692	$46,820,136
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	549,954	(1,042,123)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(20,772,499)	23,592,942
Net increase in net assets resulting from operations	12,974,147	69,370,955
From distributions:
From distributable earnings
Class I	(29,520,321)	(40,990,878)
Class A	(2,160,692)	(3,219,628)
Class C	(1,583,845)	(2,611,178)
Net decrease in net assets resulting from distributions	(33,264,858)	(46,821,684)
From capital share transactions (Note 6):
Proceeds from sale of shares	368,128,698	624,227,892
Reinvestment of distributions	24,281,329	38,220,961
Net asset value of shares redeemed	(208,561,366)	(209,711,466)
Net increase in net assets from capital share transactions	183,848,661	452,737,387
Net increase in net assets	163,557,950	475,286,658
Net assets:
Beginning of period	848,520,788	373,234,130
End of period	$1,012,078,738	$848,520,788

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$9.54	$9.08	$8.91	$10.12	$9.57	$9.88
Investment operations:
Net investment income[1]	0.33	0.74	0.75	0.47	0.40	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.19)	0.46	0.17	(1.20)	0.56	(0.31)
Total from investment operations	0.14	1.20	0.92	(0.73)	0.96	0.20
Less dividends:
Dividends from net investment income	(0.33)	(0.74)	(0.75)	(0.48)	(0.41)	(0.51)
Total dividends	(0.33)	(0.74)	(0.75)	(0.48)	(0.41)	(0.51)
Net asset value, end of period	$9.35	$9.54	$9.08	$8.91	$10.12	$9.57
Total return[2]	1.48%	13.61%	10.57%	(7.41)%	10.11%	2.21%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$889,037	$740,431	$316,613	$363,915	$420,435	$190,537
Ratio of net expenses to average net assets	0.79%[3]	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of net investment income to average net assets	7.00%[3]	7.77%	8.14%	4.88%	3.93%	5.33%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[4]	28%	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$9.54	$9.08	$8.91	$10.13	$9.57	$9.88
Investment operations:
Net investment income[1]	0.32	0.71	0.72	0.44	0.38	0.49
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.19)	0.47	0.18	(1.21)	0.56	(0.31)
Total from investment operations	0.13	1.18	0.90	(0.77)	0.94	0.18
Less dividends:
Dividends from net investment income	(0.32)	(0.72)	(0.73)	(0.45)	(0.38)	(0.49)
Total dividends	(0.32)	(0.72)	(0.73)	(0.45)	(0.38)	(0.49)
Net asset value, end of period	$9.35	$9.54	$9.08	$8.91	$10.13	$9.57
Total return[2]	1.36%	13.34%	10.30%	(7.73)%	9.95%	1.96%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$67,510	$58,890	$25,795	$21,933	$31,102	$34,254
Ratio of net expenses to average net assets	1.04%[3]	1.04%	1.04%	1.04%	1.04%	1.05%
Ratio of net investment income to average net assets	6.75%[3]	7.52%	7.90%	4.62%	3.78%	5.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[4]	28%	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$9.54	$9.08	$8.92	$10.13	$9.57	$9.88
Investment operations:
Net investment income[1]	0.28	0.65	0.66	0.37	0.31	0.41
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.18)	0.46	0.16	(1.20)	0.56	(0.31)
Total from investment operations	0.10	1.11	0.82	(0.83)	0.87	0.10
Less dividends:
Dividends from net investment income	(0.28)	(0.65)	(0.66)	(0.38)	(0.31)	(0.41)
Total dividends	(0.28)	(0.65)	(0.66)	(0.38)	(0.31)	(0.41)
Net asset value, end of period	$9.36	$9.54	$9.08	$8.92	$10.13	$9.57
Total return[2]	1.09%	12.50%	9.36%	(8.32)%	9.13%	1.19%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$55,532	$49,200	$30,826	$29,454	$39,867	$42,566
Ratio of net expenses to average net assets	1.79%[3]	1.79%	1.79%	1.79%	1.79%	1.80%
Ratio of net investment income to average net assets	6.01%[3]	6.82%	7.19%	3.89%	3.03%	4.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[3]	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[4]	28%	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM (Americas) and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$369,903,482	$85,079	$369,988,561
Bank Loans	—	510,473,355	66,006,980	576,480,335
Asset Backed Securities	—	32,241,084	—	32,241,084
Common Stocks	3,388,160	4,164,904	877	7,553,941
Warrants	493	—	57	550
Short-term Investments	87,415,077	—	—	87,415,077
	$90,803,730	$916,782,825	$66,092,993	$1,073,679,548
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$323,190	$—	$323,190
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$210,092	$—	$210,092

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate bonds	Bank loans	Common stocks	Warrants	Total
Balance as of October 31, 2024	$308,424	$35,816,310	$877	$3,395	$36,129,006
Accrued discounts (premiums)	—	34,407	—	—	34,407
Purchases	(45,527)	44,253,681	—	57	44,208,211
Sales	—	(15,441,556)	—	(2,248)	(15,443,804)
Realized gain (loss)	—	(72,065)	—	(2,159)	(74,224)
Change in unrealized appreciation (depreciation)	(177,818)	(345,087)	—	1,012	(521,893)
Transfers into Level 3	—	17,069,203	—	—	17,069,203
Transfers out of Level 3	—	(15,307,913)	—	—	(15,307,913)
Balance as of April 30, 2025	$85,079	$66,006,980	$877	$57	$66,092,993
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2025	$(177,728)	$(285,873)	$—	$—	$(463,601)

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at April 30, 2025	Valuation technique	Unobservable input	Price range (Weighted average)*
Corporate Bonds	$85,079	Income Approach	Expected Remaining Distribution	$0.00 – $0.76 ($0.76)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	0	Recent Transactions	Trade Price	0.00 (N/A)
	66,006,980	Vendor Pricing	Single Broker Quote	0.74 – 1.00 (0.98)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	0	Recent Transactions	Trade Price	0.00 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	57	Recent Transactions	Trade Price	0.01 (0.01)

*  Weighted by relative fair value

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2025, $17,069,203 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $15,307,913 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2025.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange risk	$323,190	$210,092	$—	$(4,020)

1  Generally, the balance sheet location for asset derivatives is unrealized appreciation and for liability derivatives is unrealized depreciation.

For the six months ended April 30, 2025, the Fund held an average monthly value on a net basis of $12,464,436 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2025:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Barclays Bank PLC	$12,098	$(202)	$—	$—	$11,896
Deutsche Bank AG	287,906	(94,803)	—	—	193,103
JPMorgan Chase	19,013	(451)	—	—	18,562
Morgan Stanley	4,173	(4,173)	—	—	—
	$323,190	$(99,629)	$—	$—	$223,561

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2025:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Barclays Bank PLC	$202	$(202)	$—	$—	$—
Deutsche Bank AG	94,803	(94,803)	—	—	—
JPMorgan Chase	451	(451)	—	—	—
Morgan Stanley	114,636	(4,173)	—	—	110,463
	$210,092	$(99,629)	$—	$—	$110,463

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2025, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

I) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2025 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corp. LLC	12/11/31	1.000%	$189,178
Amspec Parent LLC	12/22/31	1.000	266,113
ARAMSCO, Inc.	10/10/30	4.750	94,362
Chrysaor Bidco SARL	10/30/31	3.500	22,583
Secretariat Advisors LLC	02/28/32	0.000	38,798

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$37,105,426	$38,017,965

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2025.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$37,105,426	$(37,105,426)	$—

a  Represents market value of loaned securities at period end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the six months ended April 30, 2025, total earnings received in connection with securities lending arrangements was $652,042, of which $560,382 was rebated to borrowers (brokers). The Fund retained $68,520 in income, and SSB, as lending agent, was paid $23,140.

L) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (America) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2025, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM (Americas) were $4,023,872 and $1,064,098, respectively. UBS AM (Americas) contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the six months ended April 30, 2025, there was no recoupment.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at April 30, 2025 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
Class I	$4,361,496	$1,142,709	$821,815	$1,462,570	$934,402
Class A	335,979	78,116	68,421	118,485	70,957
Class C	359,293	102,580	91,358	106,616	58,739
Totals	$5,056,768	$1,323,405	$981,594	$1,687,671	$1,064,098

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2025, the Fund paid Rule 12b-1 distribution fees of $79,800 for Class A shares and $262,783 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2025, UBS AM (US) and its affiliates advised the Fund that they retained $13,104 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2025 and for the six months ended April 30, 2025, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2025, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and sales of securities

For the six months ended April 30, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$415,015,634	$256,307,257	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	34,919,643	$331,549,384	57,879,665	$547,749,627
Shares issued in reinvestment of distributions	2,213,698	20,997,738	3,470,502	32,917,961
Shares redeemed	(19,728,658)	(186,084,989)	(18,576,880)	(176,246,445)
Net increase	17,404,683	$166,462,133	42,773,287	$404,421,143

	Class A
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	2,592,654	$24,637,289	5,862,804	$55,519,580
Shares issued in reinvestment of distributions	194,451	1,844,642	302,621	2,870,995
Shares redeemed	(1,744,867)	(16,493,902)	(2,830,860)	(26,836,335)
Net increase	1,042,238	$9,988,029	3,334,565	$31,554,240

	Class C
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	1,256,204	$11,942,025	2,207,015	$20,958,685
Shares issued in reinvestment of distributions	151,627	1,438,949	256,397	2,432,005
Shares redeemed	(630,494)	(5,982,475)	(700,475)	(6,628,686)
Net increase	777,337	$7,398,499	1,762,937	$16,762,004

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

On April 30, 2025, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	6	82%
Class A	5	70%
Class C	6	93%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund

Notice of privacy and information practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Strategic Income Fund

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2025.

Credit Suisse Strategic Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

SIF-SAR -0425

Credit Suisse Floating Rate High
Income Fund

Semiannual Financial Statements | April 30, 2025 (unaudited)

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans (86.9%)
Advertising (1.0%)
$5,433	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	05/03/28	8.572	$5,154,430
13,687	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	12/31/31	8.572	12,043,084
					17,197,514
Aerospace & Defense (4.3%)
865	Air Comm Corp. LLC[2]	(B, B2)	12/11/31	1.000	858,353
10,385	Air Comm Corp. LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	11/21/31	7.321	10,300,240
16,848	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	09/29/31	6.572	16,671,463
2,163	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	10/31/30	7.049	2,151,578
5,223	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/01/31	6.780 - 6.822	5,176,564
7,268	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/01/31	6.822	7,204,530
2,637	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	10/30/31	6.072 - 6.074	2,629,216
1,857	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	01/19/31	6.322	1,859,960
6,261	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/23/31	6.822	6,198,013
3,484	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[1]	(NR, NR)	02/01/29	12.179	2,654,225
15,139	Peraton Corp., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	02/01/28	8.172	13,698,476
7,235	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	02/28/31	6.799	7,171,693
378	TransDigm, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	08/24/28	7.049	378,356
					76,952,667
Air Transportation (0.2%)
2,732	Stonepeak Nile Parent LLC, 3 mo. USD Term SOFR + 2.750%[1]	(BB, Ba1)	04/09/32	6.980	2,689,681
1,662	United Airlines, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	02/22/31	6.275	1,659,797
					4,349,478
Auto Parts & Equipment (2.7%)
8,488	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/06/28	8.436	8,368,509
2,226	Clarios Global LP1,3	(BB-, B1)	01/28/32	0.000	2,186,265
14,978	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B1)	05/06/30	6.822	14,725,461
2,712	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%[1]	(B+, B1)	03/30/27	9.541	2,528,627
6,715	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%[1]	(B+, B1)	03/30/27	9.541	6,257,491
2,710	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[1,4]	(NR, NR)	08/28/25	10.436	2,445,451
4,954	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	04/23/31	6.813 - 6.822	4,925,014
7,036	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%[1,5]	(B, Caa1)	02/08/28	8.172	6,279,981
					47,716,799
Automakers (0.1%)
2,354	Valvoline, Inc.[1,3]	(BB, Ba1)	03/19/32	0.000	2,351,325
Banking (0.3%)
5,910	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%[1]	(BB, Ba2)	04/27/28	6.934	5,925,455
Beverages (0.7%)
2,628	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	06/22/30	6.322	2,632,298
3,658	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B2)	12/13/30	8.572	3,667,053
6,061	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[1,5]	(B+, B1)	03/15/32	6.579	6,038,688
					12,338,039

1

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Brokerage (0.4%)
$4,879	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1]	(BB-, Ba3)	06/26/31	7.822	$4,880,338
1,263	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%[1,5]	(BB-, Ba2)	10/21/31	7.323	1,264,259
235	RE/MAX International, Inc.[1,3]	(BB-, B2)	07/21/28	0.000	224,458
					6,369,055
Building & Construction (1.7%)
5,403	Latham Pool Products, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(BB-, B2)	02/23/29	8.422	5,211,479
2,480	Minimax Viking GmbH, 1 mo. USD Term SOFR + 2.250%[1,5]	(BB-, Ba3)	03/17/32	6.572	2,474,231
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	01/21/28	7.436	4,204,293
2,592	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	03/19/29	6.572	2,556,018
4,008	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	02/10/32	6.572	3,934,033
452	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	04/14/31	6.572	444,251
2,980	QXO, Inc.[1,3]	(BB-, Ba3)	04/30/32	0.000	2,980,854
3,108	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	10/29/27	7.280 - 7.322	3,103,769
4,864	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	02/18/32	7.322	4,829,005
					29,737,933
Building Materials (2.4%)
359	ARAMSCO, Inc.[2]	(B-, Caa1)	10/10/30	4.750	331,665
3,474	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, Caa1)	10/10/30	9.049	3,210,880
5,727	Core & Main LP, 6 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	07/27/28	6.270	5,734,008
209	Core & Main LP, 6 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	02/09/31	6.270	208,875
5,506	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	04/12/28	7.672	4,837,278
3,570	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[1]	(B, B3)	08/01/28	9.947	3,203,292
3,199	ECO Material Tech, Inc., 6 mo. USD Term SOFR + 3.250%[1]	(B, B2)	02/12/32	7.467	3,175,011
9,296	Foundation Building Materials Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%[1]	(B, B3)	01/31/28	7.686 - 7.791	8,957,638
1,282	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B+, B2)	12/04/31	8.035 - 8.039	1,235,468
1,764	Mannington Mills, Inc., 3 mo. USD Term SOFR + 4.750%[1,4]	(B, B3)	03/25/32	9.046	1,742,255
2,393	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB-, B1)	03/28/31	7.322	2,360,753
2,075	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B, B1)	04/29/29	8.549	1,990,114
6,982	White Cap Buyer LLC[1,3]	(B, B2)	10/19/29	0.000	6,823,500
					43,810,737
Cable & Satellite TV (0.5%)
191	Altice France SA, U.S. (Fed) Prime Rate + 3.000%[1]	(CC, Caa2)	08/14/26	10.500	167,636
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%[1,6]	(B+, B1)	01/31/29	5.304	7,731,542
1,000	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	04/30/28	6.936	986,025
					8,885,203
Chemicals (4.7%)
3,472	AAP Buyer, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	09/09/31	7.072	3,471,767
2,283	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 1.500%[1,4,5,10]	(NR, NR)	10/23/25	5.779	2,203,470
6,231	Ascend Performance Materials Operations LLC[7,8]	(NR, C)	08/27/26	0.000	659,880
4,000	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.500%[1,6]	(B, B1)	03/16/29	5.999	4,488,434
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[1,4]	(CC, Ca)	12/29/28	12.311	1,780,797
3,661	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[1]	(CCC, Caa2)	12/29/27	8.311	3,128,270
1,840	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%[1]	(CCC+, Caa2)	11/01/28	9.811	1,012,145
3,446	Element Solutions, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	12/18/30	6.072	3,444,083
5,264	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	03/15/29	8.329	5,138,363
2

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals—(concluded)
$4,148	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(BB, B1)	04/02/29	8.672	$3,567,366
1,048	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(BB, B1)	10/07/31	8.572	885,850
6,780	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(BB, Ba3)	02/18/30	7.572	6,363,188
2,901	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	02/07/31	7.322	2,691,937
2,494	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1,5]	(BB+, Ba1)	11/26/31	6.320	2,468,812
1,905	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	09/30/28	7.922	1,858,208
2,575	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	7.553	2,562,595
1,107	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	7.554	1,101,941
2,653	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%[1,5]	(B-, B3)	04/21/29	9.803	2,400,819
4,280	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B3)	04/23/29	8.642	3,845,527
10,283	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%[1]	(CCC+, Caa1)	10/16/28	9.883	5,054,182
3,994	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%, 0.750% PIK[1,4,9]	(CCC+, Caa1)	10/16/28	9.883	1,963,284
6,193	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, B3)	12/23/30	8.322	6,191,588
2,001	SK Neptune Husky Finance SARL[4,5,7,8]	(NR, WR)	04/30/26	0.000	1,480,951
9,227	SK Neptune Husky Group SARL[4,7,8]	(NR, WR)	01/03/29	0.000	320,079
4,309	Tronox Finance LLC[1,3]	(BB, Ba2)	04/04/29	0.000	4,069,203
10,420	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	10/26/26	9.025	9,794,543
2,171	Zep, Inc., 3 mo. USD Term SOFR + 4.000%[1,4,5,10]	(NR, NR)	10/02/28	8.299	2,088,001
					84,035,283
Diversified Capital Goods (0.8%)
1,681	DexKo Global, Inc.[1,3]	(B-, B2)	10/04/28	0.000	1,556,705
3,305	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B, B1)	05/01/31	8.049	3,239,058
9,321	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B, B1)	03/18/30	7.322	8,804,007
					13,599,770
Electronics (2.2%)
9,758	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B, B3)	10/08/28	8.811	9,548,140
2,606	Idemia Group, 3 mo. USD Term SOFR + 4.250%[1]	(B, B2)	09/30/28	8.549	2,603,933
7,000	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%[1,6]	(B, B2)	09/29/28	6.355	7,853,367
3,620	II-VI, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba1)	07/02/29	6.322	3,586,601
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	03/02/29	11.541	1,292,750
2,056	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(BB, Ba3)	09/22/31	7.053	2,057,484
1,000	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%[1,4,5]	(B, B3)	06/23/28	6.691	925,000
12,028	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/16/32	8.261	11,641,225
					39,508,500
Energy—Exploration & Production (0.6%)
394	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	01/30/32	6.325	390,120
578	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	05/17/29	6.321	574,252
2,601	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	12/06/30	6.535	2,592,611
5,613	CQP Holdco LP, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	12/31/30	6.299	5,593,809
2,219	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%[1,5]	(B+, B3)	04/01/30	8.299	2,213,495
16,596	PES Holdings LLC, 3.000% PIK[4,7,9]	(NR, WR)	12/31/25	3.000	145,218
					11,509,505
Environmental (0.6%)
894	Covanta Holding Corp. (2024 1st Lien Term Loan B), 1 mo. USD Term SOFR + 2.500%[1,5]	(BB, Ba2)	11/30/28	6.821	891,797
49	Covanta Holding Corp. (2024 1st Lien Term Loan C), 1 mo. USD Term SOFR + 2.500%[1,5]	(BB, Ba2)	11/30/28	6.821	49,100
4,509	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	02/04/32	6.819	4,458,160
2,650	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B-, Caa1)	08/31/28	8.686	2,454,978
648	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	11/30/28	6.579	646,676
50	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	11/30/28	6.579	49,807
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	02/22/31	6.579	1,718,604

3

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Environmental—(concluded)
$357	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B-, B3)	03/24/28	7.186	$353,470
					10,622,592
Food & Drug Retailers (0.6%)
5,348	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	12/31/28	7.549	5,330,819
8,810	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(CCC, Caa3)	12/21/27	8.311	4,255,316
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%[1,4]	(CC, Ca)	12/21/28	11.625	1,042,043
					10,628,178
Food—Wholesale (1.5%)
8,563	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B, B3)	07/31/28	7.319	8,475,672
5,416	Froneri LUX Finco SARL, 6 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	09/30/31	6.237	5,384,373
3,445	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B2)	12/04/31	8.571	3,456,214
5,872	UTZ Quality Foods LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	01/29/32	6.822	5,854,842
4,223	Zara U.K. Midco Ltd., 6 mo. EURIBOR + 5.750%[1,6]	(B-, B3)	08/01/28	8.286	4,377,043
					27,548,144
Gaming (1.3%)
45	Arcis Golf LLC[1,3]	(NR, B2)	11/24/28	0.000	44,444
5,909	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	11/24/28	7.072	5,875,508
1,873	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/31	6.563	1,847,545
6,119	Caesars Entertainment, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/30	6.563	6,048,857
4,432	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	01/27/29	7.822	4,327,906
3,559	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba1)	04/14/29	6.570	3,560,744
1,750	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	05/03/29	6.822	1,746,682
					23,451,686
Gas Distribution (1.0%)
2,458	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	04/13/28	6.785	2,455,396
7,061	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	10/31/28	7.299	7,058,498
1,354	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	10/15/31	7.256	1,354,510
6,581	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%[1,5]	(B+, B2)	02/16/28	7.280	6,573,188
					17,441,592
Health Facilities (1.3%)
3,152	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%[1]	(B-, B2)	08/02/28	9.041	3,153,664
2,841	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[1,4]	(B-, Caa1)	09/30/27	11.899	1,622,021
4,735	Insulet Corp., 1 mo. USD Term SOFR + 2.500%[1]	(BB+, Ba2)	08/04/31	6.822	4,741,750
3,932	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%[1,4]	(B-, B2)	05/18/28	11.061	3,922,224
16,801	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK[1,4,9]	(NR, Caa2)	08/18/28	11.061	6,342,487
3,096	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, Ba3)	12/19/30	7.070	3,091,018
					22,873,164
Health Services (3.9%)
9,936	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[1]	(B-, B3)	12/23/27	7.811	9,525,940
1,520	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	12/23/27	10.072	1,501,862
13,968	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	02/15/29	7.322	13,874,241
2,165	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[1,5]	(BB, Ba2)	07/26/31	6.322	2,151,064
3,802	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba2)	08/01/27	6.174	3,785,254
1,389	EyeCare Partners LLC, 6 mo. USD Term SOFR + 1.000%, 3.610% PIK[1,9]	(CCC+, Caa3)	11/30/28	8.837	1,079,067
306	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 3.750%[1]	(B, B3)	12/12/28	8.049	304,642
2,032	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	08/11/28	8.280 - 8.315	2,026,107
1,158	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, Caa1)	12/15/28	8.320	1,119,084

4

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Health Services—(concluded)
$3,015	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(CCC, Ca)	12/15/28	8.434	$2,574,279
371	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%[1]	(B, Caa1)	12/15/28	9.570	363,485
4,340	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	03/15/31	7.070 - 7.078	4,307,451
6,008	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B3)	11/03/31	7.549	6,006,482
3,377	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%[1,9]	(B-, B3)	01/31/29	8.090	3,275,641
198	Select Medical Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	12/03/31	6.322	198,423
4,059	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	12/04/31	7.527	4,051,383
12,168	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	12/15/27	9.049	12,186,711
1,918	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%[1,4]	(B-, B2)	01/15/28	8.880	1,769,137
					70,100,253
Hotels (0.9%)
705	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%[1,5]	(B-, Caa1)	03/11/30	11.935	694,667
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%[1,5]	(B+, B2)	03/11/30	9.935	809,186
7,166	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.750%[1,5]	(B+, B1)	08/17/28	7.072	7,174,822
1,024	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.000%[1,5]	(B+, B1)	05/31/30	7.322	1,026,209
1,564	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	05/18/30	6.322	1,556,987
4,963	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	05/24/30	6.072	4,956,644
					16,218,515
Insurance Brokerage (4.6%)
5,198	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/19/31	7.073	5,167,458
15,094	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	01/30/32	6.572	15,036,537
8,946	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[1]	(B-, B3)	02/15/31	6.077 - 7.074	8,777,873
13,439	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	02/14/31	7.822	13,454,763
869	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1,5]	(B+, B2)	01/08/32	7.792	869,419
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.500%[1,6]	(B, B2)	02/15/31	5.688	8,024,970
3,885	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	02/15/31	7.322	3,868,062
13,378	HUB International Ltd., 3 mo. USD Term SOFR + 2.500%[1]	(B, B1)	06/20/30	6.770	13,307,468
6,107	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	07/02/31	7.322	6,023,473
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[1]	(CCC+, Caa2)	07/02/31	9.572	2,270,967
4,007	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	09/15/31	6.572	3,998,373
1,477	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	10/16/31	8.072	1,477,557
					82,276,920
Investments & Misc. Financial Services (6.4%)
1,648	Altisource Solutions SARL[4,5,10]	(NR, NR)	04/30/30	0.000	0
3,626	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1]	(CCC-, Caa2)	04/30/30	10.899	3,585,645
1,684	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1,4,5]	(B, B3)	02/19/29	10.899	1,692,619
9,249	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	12/29/31	7.803	9,153,939
10,474	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	08/02/28	7.322	10,434,750
2,440	Berkeley Research Group LLC[1,3]	(B, B2)	03/17/32	0.000	2,413,766
3,483	Boost Newco Borrower LLC[1,3]	(BB, Ba3)	01/31/31	0.000	3,480,490
68	Chrysaor Bidco SARL[2]	(B, B2)	10/30/31	3.500	67,940
914	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	10/30/31	7.742	916,377
10,421	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Baa3)	10/31/31	6.322	10,419,254
3,371	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	05/17/31	6.572	3,359,867
3,095	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	05/19/31	6.322	3,079,154
1,576	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	04/09/27	8.049	1,498,181
4,940	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/15/31	7.072	4,886,626
4,300	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%[1,5]	(BB, Ba1)	04/25/31	6.572	4,289,324

5

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Investments & Misc. Financial Services—(concluded)
$6,224	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, Caa2)	07/31/30	9.280	$5,235,840
1,571	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(NR, NR)	11/26/31	6.799	1,571,738
2,795	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.000%[1,5]	(B-, B2)	02/03/32	7.291	2,753,073
6,871	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	03/18/30	7.292	6,870,515
13,054	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	12/15/31	6.313	12,892,674
839	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/21/31	7.322	833,082
4,712	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B-, Ba3)	08/18/28	6.799	4,709,265
5,480	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%[1]	(B, B2)	04/30/27	11.061	5,448,906
74	Secretariat Advisors LLC[2,5]	(B-, B3)	02/28/32	0.000	73,621
615	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[1,5]	(B-, B3)	02/28/32	8.313	611,051
7,773	Sedgwick Claims Management Services, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	07/31/31	7.313	7,745,578
7,557	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[1,5]	(B+, B1)	06/21/31	6.822	7,537,761
					115,561,036
Life Insurance (0.2%)
3,465	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	05/06/31	7.049	3,432,149
Machinery (2.8%)
6,553	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B1)	02/07/29	7.671	6,274,944
5,424	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK[9,11]	(NR, NR)	03/06/28	14.000	9,514,106
5,148	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK[4,9]	(NR, NR)	03/06/28	14.000	6,889,628
1,361	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[1]	(B-, B2)	12/20/26	10.186	1,353,871
6,039	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	09/28/28	8.824	5,860,593
1,500	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.500%[1]	(B, B3)	10/17/31	7.772	1,490,003
977	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/03/31	6.074	974,433
5,011	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%[1,5]	(B-, B3)	08/30/30	10.322	4,660,444
540	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%[1]	(B-, B3)	07/19/29	8.572	516,538
7,226	Madison IAQ LLC[1,3]	(B, B1)	05/06/32	0.000	7,169,795
1,428	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/26/31	7.072	1,418,598
4,723	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	08/31/28	7.072	4,700,774
					50,823,727
Media—Diversified (1.2%)
9,854	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	12/29/28	8.072	9,467,625
3,928	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[1]	(BB+, NR)	09/30/31	6.299	3,917,976
1,964	Delta 2 LUX SARL[1,3]	(BB+, NR)	09/30/31	0.000	1,958,988
674	Oceankey U.S. II Corp.[1,3]	(B-, B2)	12/15/28	0.000	669,849
3,085	Technicolor Creative Studios, 0.500% PIK[5,6,7,9,10]	(NR, NR)	08/06/33	0.500	0
5,679	Twitter, Inc.	(NR, NR)	10/26/29	9.500	5,547,596
					21,562,034
Media Content (0.0%)
482	WMG Acquisition Corp., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	01/24/31	6.072	482,305
Medical Products (1.1%)
3,930	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(B-, B1)	10/13/29	9.299	3,704,279
15,764	Medline Borrower LP, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	10/23/28	6.572	15,675,626
					19,379,905
Oil Field Equipment & Services (0.3%)
669	MRC Global U.S., Inc., 1 mo. USD Term SOFR + 3.500%[1,5]	(B, B2)	10/29/31	7.822	666,896
4,405	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.000%[1]	(BB, B1)	09/18/31	7.299	4,361,981
					5,028,877

6

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Packaging (3.4%)
$2,359	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%[1,4]	(CCC-, Caa3)	06/07/26	13.577	$715,140
6,797	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, Caa1)	12/07/25	7.327 - 9.561	4,756,986
4,478	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	06/07/31	7.799 - 7.824	4,452,028
100	Clydesdale Acquisition Holdings, Inc. (2025 Delayed Draw Term Loan)[1,3]	(B+, B2)	04/01/32	0.000	99,561
2,867	Clydesdale Acquisition Holdings, Inc. (2025 Term Loan B)[1,3]	(B+, B2)	04/01/32	0.000	2,847,440
3,962	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK[1,9]	(B-, B3)	12/31/26	9.541	3,842,725
666	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK[1,6,9]	(B-, B3)	12/31/26	7.183	734,034
499	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,6,9]	(CCC-, Caa3)	12/30/27	9.183	65,773
374	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,6,9]	(CCC-, Caa2)	12/30/27	9.183	343,549
2,293	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK[1,9]	(CCC-, Caa2)	12/30/27	11.541	1,858,699
3,058	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK[1,4,9]	(CCC-, Caa3)	12/30/27	11.541	365,899
627	Logoplaste Parent SARL[1,3,4]	(B-, B3)	07/06/28	0.000	614,374
9,112	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	04/15/27	7.319	8,999,553
14,665	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	09/15/28	8.256 - 8.323	14,471,123
7,294	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	04/14/31	7.570	7,198,032
7,734	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	03/03/28	7.686	7,638,932
2,455	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	09/15/28	8.049	2,379,277
					61,383,125
Personal & Household Products (2.1%)
15,330	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	12/21/28	6.572	15,074,605
1,560	Hanesbrands, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba2)	03/07/32	7.072	1,550,153
8,205	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK[1,6,9]	(CCC+, NR)	12/28/29	5.054	9,572,138
4,662	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1]	(NR, NR)	06/29/28	11.914	4,276,594
509	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1,5]	(NR, NR)	06/29/28	11.884	507,412
6,818	Tempur Sealy International, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BBB-, Ba1)	10/24/31	6.780	6,812,733
					37,793,635
Pharmaceuticals (0.6%)
9,075	Certara LP, 3 mo. USD Term SOFR + 3.000%[1,5]	(BB-, B1)	06/26/31	7.299	9,052,571
1,340	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	01/27/32	7.542	1,329,142
					10,381,713
Rail (0.2%)
4,514	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BB, Ba3)	04/10/31	6.049	4,463,085
Real Estate Development & Management (0.5%)
8,800	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B, B3)	05/31/28	8.072	8,794,992
Real Estate Investment Trusts (0.5%)
4,827	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%[1,5]	(BB, Ba2)	11/18/27	6.572	4,827,397
4,128	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	01/02/30	6.572	4,127,804
					8,955,201
Recreation & Travel (1.8%)
10,563	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	03/24/32	7.322	10,461,884
6,595	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	11/12/29	7.799	6,249,715

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Recreation & Travel—(concluded)
$2,875	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	06/25/31	7.322	$2,856,643
6,896	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[1,5]	(BB+, Ba2)	12/04/31	6.322	6,827,333
6,461	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	05/01/31	6.322	6,420,470
					32,816,045
Restaurants (1.7%)
4,653	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba2)	09/20/30	6.072	4,615,827
10,740	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%[1]	(B, B2)	12/01/28	8.686	10,686,635
9,047	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	12/15/27	6.822	8,991,360
1,706	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%[1]	(NR, B3)	07/21/28	7.822	1,708,633
929	Tacala LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	01/31/31	7.822	929,058
4,141	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	08/03/28	6.822	4,123,240
					31,054,753
Software—Services (14.7%)
670	Amspec Parent LLC[2,5]	(B, NR)	12/22/31	1.000	669,900
4,354	Amspec Parent LLC, 3 mo. USD Term SOFR + 4.250%[1,5]	(B, NR)	12/22/31	8.549	4,354,351
9,380	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	02/24/31	7.049	9,373,802
6,826	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%[1]	(B, B3)	08/02/29	9.817	6,694,745
2,664	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	03/03/28	8.280	2,664,123
9,588	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%[1]	(CCC+, B3)	10/09/26	8.686	9,107,382
1,572	Astra Acquisition Corp.[4,7,8]	(CCC+, Caa2)	02/25/28	0.000	911,689
11,250	Astra Acquisition Corp.[4,7,8]	(CC, C)	10/25/28	0.000	224,992
7,009	Avalara, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	03/26/32	7.553	6,980,110
5,761	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	11/25/31	7.822	5,751,519
3,767	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	01/31/31	7.072	3,724,177
8,546	CE Intermediate I LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/25/32	7.328	8,492,859
573	Clearwater Analytics LLC, 3 mo. USD Term SOFR + 2.250%[1,5]	(BB-, B1)	04/21/32	6.529	571,176
11,953	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	03/29/29	7.799	11,826,827
477	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%[1,4]	(CCC, Caa3)	12/29/28	11.411	433,053
4,880	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B3)	12/29/27	8.411	4,674,150
1,310	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(NR, B3)	12/29/27	10.511	1,297,264
740	CommScope, Inc., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B3)	12/17/29	9.572	728,014
4,868	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[1]	(NR, B2)	09/29/28	8.061	4,866,288
8,367	Corel Corp., 3 mo. USD Term SOFR + 5.000%[1,4]	(B-, B2)	07/02/26	9.413	7,921,304
6,090	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[1,5]	(B-, B2)	10/16/28	8.186	5,420,163
6,298	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	04/28/28	6.072	6,286,235
3,500	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	10/09/31	7.458	3,483,725
802	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[1]	(CCC, Caa2)	10/09/32	9.458	768,771
8,404	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%[1,5]	(BB-, Ba2)	03/01/31	6.280	8,414,925
836	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	10/16/26	8.322	811,653
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	02/19/29	11.322	1,726,694
553	E2open LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	02/04/28	7.936	550,881
1,295	EAB Global, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	08/16/30	7.322	1,272,465
9,065	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500%[1]	(NR, NR)	08/14/28	10.803	8,645,738
373	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%[1,5]	(B+, B2)	11/06/28	9.061	374,414
5,353	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	07/06/28	6.822	5,333,084
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%[1,5]	(BB-, Ba3)	10/30/30	7.072	2,765,081
6,245	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, B1)	10/31/31	7.572	6,209,816
1,867	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%[1,5]	(B+, B2)	02/21/31	7.055	1,862,405
1,737	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba1)	05/30/31	6.072	1,731,361
4,747	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba1)	11/09/29	6.072	4,736,662
4,800	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%[1,5]	(B, NR)	03/31/28	7.972	4,812,000
1,513	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%[1,4,5]	(CCC+, Caa2)	12/06/32	9.563	1,484,486

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$1,698	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	06/09/31	6.820	$1,686,641
5,897	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.500%[1,5]	(B+, B2)	11/12/30	7.830	5,904,529
7,694	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	05/02/29	8.880	5,437,989
1,741	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%[1,11]	(CCC+, B3)	06/02/28	9.459	2,146,183
7,033	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%[1]	(CCC+, B3)	06/02/28	8.291	6,799,097
1,552	Project Alpha Intermediate Holding, Inc.[1,3]	(B-, Caa1)	11/22/32	0.000	1,492,352
3,040	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	07/16/31	7.299	3,018,551
4,991	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	03/10/28	7.436	4,979,632
6,746	Proofpoint, Inc.[1,3]	(B-, B2)	08/31/28	0.000	6,714,002
471	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%[1,5]	(B, B1)	06/28/30	6.549	466,391
1,611	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250%[1]	(CCC-, Caa1)	02/01/29	8.680	865,289
16,019	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%[1]	(CCC-, Caa1)	02/01/29	8.680	9,931,710
10,695	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	04/24/28	7.561	10,606,679
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[1]	(CCC+, B3)	04/27/28	9.291	3,253,093
1,556	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, B3)	03/02/29	8.649	1,219,515
3,471	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B2)	07/14/28	9.685	3,002,914
3,445	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	05/09/31	6.322	3,445,527
3,832	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	12/22/27	8.880	3,337,234
5,735	UKG, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	02/10/31	7.320	5,721,913
4,337	VS Buyer LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	04/12/31	7.020	4,323,092
1,421	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.250%[1,5]	(B+, B1)	10/22/29	6.572	1,417,337
4,206	WEX, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB-, Ba2)	03/31/28	6.072	4,172,684
3,117	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.250%[1,5]	(BB, Ba3)	03/01/30	6.579	3,109,169
7,935	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	02/28/30	6.072	7,769,440
6,080	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	02/14/32	7.822	6,020,536
					264,799,783
Steel Producers/Products (0.2%)
3,485	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[1,5]	(B-, B3)	10/12/28	7.819	3,363,402
Support—Services (6.3%)
4,255	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B, B3)	05/12/28	8.172	4,255,906
1,129	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%[1,6]	(B-, Caa1)	07/28/28	7.111	1,246,085
3,887	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[1,5]	(B-, B2)	11/01/30	7.322	3,881,713
7,463	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	10/16/31	7.052	7,454,217
1,043	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	08/27/28	6.935	1,044,435
1,758	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	11/03/31	6.820	1,748,073
11,556	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	06/02/28	7.936	11,428,461
8,500	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	07/19/30	10.020	8,131,695
10,000	Fugue Finance BV, 3 mo. EURIBOR + 3.250%[1,6]	(B, B2)	01/09/32	5.949	11,323,677
9,136	Gloves Buyer, Inc.[1,3]	(B-, B3)	01/17/32	0.000	8,775,396
6,116	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%[1,5]	(BB-, Ba1)	05/12/30	6.572	6,085,465
2,085	KUEHG Corp., 3 mo. USD Term SOFR + 3.250%[1]	(B+, B1)	06/12/30	7.549	2,080,303
1,466	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(CCC-, Caa2)	01/02/29	8.299	764,817
2,946	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(B, B2)	01/02/29	10.549	2,872,268
9,160	LaserShip, Inc., 3 mo. USD Term SOFR + 5.500%[1]	(CCC, Caa2)	08/10/29	10.061	4,552,282
2,838	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[1]	(CCC-, Caa3)	08/10/29	6.061	571,885
6,450	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B+, B1)	11/17/31	7.322	6,416,304
409	PG Investment Co. 59 SARL, 3 mo. USD Term SOFR + 3.000%[1]	(B, Ba3)	03/26/31	7.299	408,603
5,100	PODS LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/31/28	7.541	4,731,569
591	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%[1,5]	(B+, B1)	10/03/31	8.030	585,046
12,605	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba3)	08/31/28	6.072	12,522,858
1,421	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%[1]	(B, B2)	03/13/31	9.072	1,426,755
2,205	Trans Union LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	06/24/31	6.072	2,193,417

9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Support—Services—(concluded)
$1,627	Trans Union LLC (2024 Term Loan B9), 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	06/24/31	6.072	$1,620,162
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[1,4,5]	(CCC, Caa3)	11/02/28	13.041	1,628,875
4,777	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	10/30/28	8.561	4,699,108
					112,449,375
Tech Hardware & Equipment (1.4%)
8,954	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[1]	(B-, Caa2)	05/25/28	8.825	5,075,194
1,821	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B1)	05/25/28	8.825	1,032,240
1,805	Everest SubBidCo, 1 mo. USD Term SOFR + 4.500%[1,5]	(B-, B3)	12/10/31	8.772	1,791,552
899	Everest SubBidCo, 3 mo. USD Term SOFR + 4.500%[1,5]	(B-, B3)	12/10/31	8.777	892,421
10,244	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%[1,5]	(BB, Ba3)	02/20/32	7.330	9,808,315
3,969	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B+, B1)	02/25/28	7.572	3,963,280
3,098	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba2)	03/02/27	6.069	3,091,355
					25,654,357
Telecom—Wireless (0.7%)
4,745	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	11/12/27	7.561	4,737,894
5,059	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	01/25/31	6.080	5,061,430
596	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 5.000%[1]	(B, Ba3)	10/24/29	9.436	577,440
1,782	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 1.500%[1,4]	(CCC+, B3)	10/24/31	6.000	1,393,361
					11,770,125
Telecom—Wireline Integrated & Services (2.0%)
1,284	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, Caa1)	10/31/27	9.256	1,050,615
12,298	Altice France SA, 3 mo. USD Term SOFR + 5.500%[1]	(CC, Caa2)	08/15/28	9.756	11,120,849
6,386	Level 3 Financing, Inc., 1 mo. USD Term SOFR + 4.250%[1]	(B+, B1)	03/27/32	8.572	6,381,900
7,587	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[1]	(NR, B1)	08/01/29	10.052	6,483,022
7,448	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, Ba3)	01/31/29	7.686	7,355,619
2,648	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	01/31/28	6.936	2,615,421
931	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%[1]	(BB-, B1)	07/20/28	8.034	933,838
					35,941,264
Theaters & Entertainment (0.5%)
1,701	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%[1,5]	(BB-, Ba3)	08/27/28	7.322	1,692,380
6,478	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/21/31	6.580	6,479,320
					8,171,700
Transport Infrastructure/Services (0.0%)
824	NA Rail HoldCo. LLC, U.S. (Fed) Prime Rate + 3.000%[1]	(B, B2)	03/08/32	7.286	822,887
	Total bank loans (Cost $1,651,568,799)				1,560,333,782
Corporate bonds (5.4%)
Brokerage (0.1%)
1,528	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)[12]	(BB-, Ba3)	03/01/31	7.875	1,594,175
Building Materials (0.2%)
4,455	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.50)[12,13]	(CCC+, Caa2)	03/01/29	6.000	3,758,916
Cable & Satellite TV (0.2%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.28)[12]	(CC, Caa2)	07/15/29	5.125	482,717
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.75)[12]	(CC, Caa2)	10/15/29	5.500	3,094,274
					3,576,991

10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Chemicals (0.5%)
$4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.88)[12]	(B-, B2)	05/15/28	4.750	$3,493,915
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 104.50)[12,13]	(CCC+, Caa2)	02/15/30	9.000	6,078,559
					9,572,474
Diversified Capital Goods (0.1%)
895	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[12]	(BB+, Ba2)	06/01/31	4.250	794,968
Electronics (0.0%)
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 102.00)[12]	(BB-, Ba3)	06/15/29	4.000	733,964
Health Services (0.1%)
1,844	Radiology Partners, Inc., Rule 144A, Senior Secured Notes, 4.275% Cash, 3.500% PIK (Callable 05/31/25 @ 100.00)[9,12]	(B-, B3)	01/31/29	7.775	1,806,807
Insurance Brokerage (0.5%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.38)[12]	(B, B2)	04/15/28	6.750	1,210,140
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[12]	(B-, B2)	03/15/30	8.500	6,384,214
897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[12]	(B, B2)	06/01/31	7.125	919,816
					8,514,170
Investments & Misc. Financial Services (0.9%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 104.25)[12]	(CCC+, Caa1)	11/15/29	8.500	12,822,215
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[12]	(B, B2)	09/15/31	6.750	758,864
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[12]	(B+, B1)	06/15/31	7.500	2,054,948
					15,636,027
Machinery (0.3%)
3,258	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 101.46)[12]	(B+, Ba3)	04/15/29	4.375	3,065,077
3,000	Griffon Corp., Global Company Guaranteed Notes (Callable 05/31/25 @ 100.96)	(B+, B1)	03/01/28	5.750	2,962,118
					6,027,195
Media—Diversified (0.0%)
395	Tech 7 SAS Super Senior 1[5,6,7,8,10]	(NR, NR)	03/31/26	0.000	45
659	Tech 7 SAS Super Senior 2[5,6,7,8,10]	(NR, NR)	03/31/26	0.000	75
198	Tech 7 SAS Technicolor Creative Studios Super Senior[5,6,7,8,10]	(NR, NR)	03/31/26	0.000	23
198	Technicolor Creative Studios SA5,6,7,8,10	(NR, NR)	04/01/26	0.000	22
					165
Metals & Mining—Excluding Steel (0.1%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 103.25)[12]	(B+, B1)	02/15/30	6.500	941,117
Packaging (0.0%)
503	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.03)[12]	(BB-, Ba3)	04/15/29	4.125	470,099
Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[12]	(BB-, Ba3)	04/15/30	6.000	1,854,264

11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Recreation & Travel (0.3%)
$552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 102.63)[12,13]	(B+, B2)	08/15/29	5.250	$524,573
4,757	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00)[12]	(BB+, B1)	11/01/27	4.875	4,566,292
					5,090,865
Software—Services (0.9%)
2,423	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)[12,13]	(B-, B3)	12/15/31	9.500	2,480,057
3,475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.94)[12]	(BB, Ba3)	12/01/29	3.875	3,207,723
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[12]	(B-, B2)	02/01/31	6.875	841,068
7,297	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.78)[12]	(B-, Caa1)	12/15/28	7.125	6,948,929
2,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 100.97)[12]	(B+, B1)	02/01/29	3.875	2,407,936
					15,885,713
Specialty Retail (0.2%)
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[4,9,12]	(NR, Caa3)	07/18/25	7.500	2,864,925
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[5,9,10,12]	(NR, Caa3)	07/18/25	7.500	77,833
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[5,8,10]	(NR, NR)	05/01/25	0.000	103,673
					3,046,431
Support—Services (0.6%)
3,263	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00)[12]	(CCC+, Caa2)	07/15/27	9.750	3,277,638
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 05/30/25 @ 101.81)[6,12]	(B, B3)	06/01/28	3.625	1,619,762
3,541	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.13)[12]	(B-, B2)	05/01/28	4.500	3,352,510
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.16)[12]	(B, Ba2)	05/01/29	4.625	2,800,773
					11,050,683
Telecom—Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 05/30/25 @ 102.44)[6,12]	(B-, Caa1)	10/21/28	4.875	2,070,901
Telecom—Wireline Integrated & Services (0.2%)
1,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[12]	(B-, B3)	04/01/30	4.500	1,222,440
2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 05/11/25 @ 101.81)[12]	(B-, B3)	10/15/30	3.875	2,063,620
					3,286,060
	Total corporate bonds (Cost $99,424,930)				95,711,985
Asset backed securities (3.7%)
Collateralized Debt Obligations (3.7%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%[1,12]	(NR, NR)	01/19/38	7.169	3,499,043
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%[1,12]	(NR, Baa3)	07/15/34	7.818	2,400,403
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%[1,12]	(BB-, NR)	04/20/34	11.281	1,730,952
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,12]	(B+, NR)	04/20/31	9.931	1,869,488
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,12]	(BB-, NR)	07/27/31	9.944	731,757

12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Asset backed securities—(concluded)
Collateralized Debt Obligations—(concluded)
$2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%[1,12]	(BBB-, NR)	07/15/31	7.668	$1,990,262
3,000	CIFC Funding 2018-IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 1.220%[1,12]	(NR, Aaa)	01/17/38	5.490	2,967,571
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,12]	(B+, NR)	01/18/31	10.381	2,547,688
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%[1,12]	(NR, Baa2)	04/20/31	7.281	4,014,376
1,520	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%[1,12]	(NR, Aaa)	10/15/30	5.438	1,519,545
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%[1,12]	(BBB-, NR)	07/17/34	7.741	1,732,717
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,12]	(BBB-, NR)	07/15/31	7.518	5,024,320
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%[1,12]	(BBB-, NR)	04/15/34	8.716	3,515,966
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%[1,12]	(BB-, NR)	04/22/33	11.454	1,914,596
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%[1,12]	(BBB-, NR)	04/17/34	8.190	3,362,432
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,12]	(BBB+, NR)	01/27/31	7.543	3,968,175
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,12]	(NR, B1)	07/15/31	10.668	2,406,958
2,900	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170%[1,12]	(NR, Aaa)	04/20/38	5.478	2,876,259
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,12]	(NR, Ba1)	01/22/35	10.284	5,236,424
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%[1,12]	(BBB-, NR)	07/15/30	7.368	2,247,072
1,650	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%[1,12]	(BBB-, NR)	10/20/33	8.679	1,646,469
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%[1,12]	(NR, Baa1)	10/22/31	8.034	2,870,654
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%[1,12]	(NR, Ba1)	07/19/34	9.601	3,102,757
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,12]	(BBB-, NR)	07/14/31	7.853	3,013,040
	Total asset backed securities (Cost $66,750,357)				66,188,924
Shares
Common stocks (1.0%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.[8]				1,710,940
Chemicals (0.4%)
529,264	Proppants Holdings LLC[4,5,10]				10,585
191,054	Utex Industries				6,941,565
					6,952,150
Energy—Exploration & Production (0.0%)
926,254	PES Energy, Class A4,5,8,10				9,263
Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.[8]				2,547,642
Investments & Misc. Financial Services (0.2%)
52,447	Altisource Portfolio Solutions SA8,13				53,496
1,917,630	Altisource Portfolio Solutions SA8,10,13				1,955,983
68,579	Resolute Topco, Inc.[8]				617,211
					2,626,690
Machinery (0.0%)
6,315,768	Alloy Topco Ltd.[5,8,10,11]				0
Packaging (0.0%)
2,646,421	Campfire Topco Ltd.[5,6,8,10]				0
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Shares		Value
Common stocks—(concluded)
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.[8]	$1,765,701
780,993,504	Keter Group BV5,6,8,10	0
196,189	Serta Simmons Bedding Equipment Co.[5,8,10]	0
		1,765,701
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.[8]	4,684
Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA5,8,10,14	0
Recreation & Travel (0.1%)
111,963	Cineworld Group PLC[8]	2,283,261
Software—Services (0.0%)
3,935	Skillsoft Corp.[8]	75,277
Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B5,8,10	1
Telecom—Wireless (0.0%)
100,438	Stonepeak Falcon Holidngs LP8	368,306
7,290	Xplore, Inc.[5,8,10]	0
		368,306
	Total common stocks (Cost $42,705,339)	18,343,915
Warrants (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026[4,5,8,10]	0
Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL[5,8,10]	526
52,650	Altisource Solutions SARL[5,8,10]	527
		1,053
	Total warrants (Cost $69,857)	1,053
Short-term investments (6.2%)
98,799,377	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.31%	98,799,377
12,697,675	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%[15]	12,697,675
	Total short-term investments (Cost $111,497,052)	111,497,052
	Total investments at value (103.2%) (Cost $1,972,016,334)	1,852,076,711
	Liabilities In Excess of other Assets (-3.2%)	(56,831,449)
	Net assets (100.0%)	$1,795,245,262

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligation—The interest rate shown is the rate in effect as of April 30, 2025. The rate may be subject to a cap and floor.

2  All or a portion is an unfunded loan commitment (See note 2-I).

3  Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.

4  Illiquid security.

5  Security is valued using significant unobservable inputs.

14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

6  This security is denominated in Euro.

7  Bond is currently in default.

8  Non-income producing security.

9  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

10  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

11  This security is denominated in British Pound.

12  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $158,834,953 or 8.8% of net assets.

13  Security or portion thereof is out on loan (See Note 2-J).

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Index Average

WR = Withdrawn Rating

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CAD	233,877	USD	167,885	10/07/25	Barclays Bank PLC	$167,885	$170,584	$2,699
CAD	16,773	USD	11,773	10/07/25	Deutsche Bank AG	11,773	12,234	461
CAD	23,101	USD	16,809	10/07/25	Morgan Stanley	16,809	16,849	40
EUR	8,000,000	USD	8,821,199	09/25/25	Barclays Bank PLC	8,821,199	9,173,980	352,781
EUR	4,071,434	USD	4,306,482	09/25/25	Deutsche Bank AG	4,306,482	4,668,906	362,424
EUR	1,500,000	USD	1,586,620	10/07/25	Deutsche Bank AG	1,586,620	1,721,354	134,734
GBP	130,063	USD	169,727	10/07/25	Deutsche Bank AG	169,727	173,802	4,075
Total unrealized appreciation								$857,214

15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2025 (unaudited)

Forward foreign currency contracts—(concluded)

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
EUR	6,000,000	USD	6,907,882	09/25/25	Morgan Stanley	$6,907,882	$6,880,485	$(27,397)
USD	365,078	CAD	502,190	10/07/25	Deutsche Bank AG	(365,078)	(366,286)	(1,208)
USD	35,815	CAD	50,219	10/07/25	Morgan Stanley	(35,815)	(36,628)	(813)
USD	71,238,132	EUR	63,254,137	09/25/25	Deutsche Bank AG	(71,238,132)	(72,536,518)	(1,298,386)
USD	1,862,898	EUR	1,730,000	10/07/25	Barclays Bank PLC	(1,862,898)	(1,985,296)	(122,398)
USD	1,999,132	EUR	1,870,845	10/07/25	Deutsche Bank AG	(1,999,132)	(2,146,924)	(147,792)
USD	7,690,317	EUR	6,871,108	10/07/25	Morgan Stanley	(7,690,317)	(7,885,074)	(194,757)
USD	1,558,905	GBP	1,228,551	10/07/25	Deutsche Bank AG	(1,558,905)	(1,641,706)	(82,801)
USD	9,914,208	GBP	7,617,224	10/07/25	Morgan Stanley	(9,914,208)	(10,178,860)	(264,652)
Total unrealized depreciation								$(2,140,204)
Total net unrealized appreciation/(depreciation)								$(1,282,990)

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.
16

Credit Suisse Floating Rate High Income Fund

Statement of assets and liabilities
April 30, 2025 (unaudited)

Assets:
Investments at value, including collateral for securities on loan of $12,697,675 (Cost $1,972,016,334) (Note 2)	$1,852,076,711[1]
Foreign currency at value (Cost $1,524,998)	1,540,481
Cash segregated at brokers for forwards contracts (Note 2)	1,010,720
Receivable for investments sold	51,504,968
Interest receivable	19,879,954
Receivable for Fund shares sold	3,734,793
Unrealized appreciation on forward foreign currency contracts (Note 2)	857,214
Prepaid expenses and other assets	140,424
Total assets	1,930,745,265
Liabilities:
Investment advisory fee payable (Note 3)	730,382
Administrative services fee payable (Note 3)	84,920
Shareholder servicing/Distribution fee payable (Note 3)	136,091
Payable for investments purchased	88,292,924
Payable for Fund shares redeemed	21,083,445
Payable upon return of securities loaned (Note 2)	12,697,675
Due to custodian	3,140,635
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,140,204
Dividend payable	2,122,333
Unfunded loan commitments (Note 2)	2,035,998
Trustees' fee payable	31,380
Accrued expenses	3,004,016
Total liabilities	135,500,003
Net assets:
Capital stock, $.001 par value (Note 6)	290,527
Paid-in capital (Note 6)	2,173,709,918
Total distributable earnings (loss)	(378,755,183)
Net assets	$1,795,245,262
Class I
Net assets	$1,625,393,047
Shares outstanding	263,190,917
Net asset value, offering price and redemption price per share	$6.18
Class A
Net assets	$118,918,185
Shares outstanding	19,156,950
Net asset value and redemption price per share	$6.21
Maximum offering price per share (net asset value/(1-4.75%))	$6.52
Class C
Net assets	$50,934,030
Shares outstanding	8,179,388
Net asset value and offering price per share	$6.23

1  Includes $12,359,756 of securities on loan.

See accompanying notes to financial statements.

17

Credit Suisse Floating Rate High Income Fund

Statement of operations
For the six months ended April 30, 2025 (unaudited)

Investment income:
Interest	$81,423,653
Dividends	587,456
Securities lending (net of rebates)	18,023
Total investment income	82,029,132
Expenses:
Investment advisory fees (Note 3)	5,805,634
Administrative services fees (Note 3)	155,743
Shareholder servicing/Distribution fees (Note 3)
Class A	155,629
Class C	250,723
Transfer agent fees	956,129
Commitment fees (Note 4)	276,578
Custodian fees	244,634
Legal fees	165,517
Trustees' fees	85,709
Registration fees	59,235
Printing fees	39,531
Audit and tax fees	28,568
Insurance expense	27,162
Miscellaneous expense	22,269
Total expenses	8,273,061
Less: fees waived and expenses reimbursed (Note 3)	(1,096,337)
Net expenses	7,176,724
Net investment income	74,852,408
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized loss from investments	(6,159,191)
Net realized loss from foreign currency transactions	(205,407)
Net change in unrealized appreciation (depreciation) from investments	(31,051,745)
Net change in unrealized appreciation (depreciation) from foreign currency translations	36,937
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(3,033,312)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(40,412,718)
Net increase in net assets resulting from operations	$34,439,690

See accompanying notes to financial statements.

18

Credit Suisse Floating Rate High Income Fund

Statements of changes in net assets

	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
From operations:
Net investment income	$74,852,408	$182,652,772
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(6,364,598)	(33,308,849)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(34,048,120)	35,105,866
Net increase in net assets resulting from operations	34,439,690	184,449,789
From distributions:
From distributable earnings
Class I	(69,551,250)	(164,779,201)
Class A	(4,770,199)	(10,989,652)
Class C	(1,731,428)	(3,611,899)
Return of capital
Class I	—	(2,828,102)
Class A	—	(188,615)
Class C	—	(61,991)
Net decrease in net assets resulting from distributions	(76,052,877)	(182,459,460)
From capital share transactions (Note 6):
Proceeds from sale of shares	374,539,846	694,282,060
Reinvestment of distributions	62,743,217	147,879,797
Net asset value of shares redeemed	(571,896,879)	(850,682,398)
Net decrease in net assets from capital share transactions	(134,613,816)	(8,520,541)
Net decrease in net assets	(176,227,003)	(6,530,212)
Net assets:
Beginning of period	1,971,472,265	1,978,002,477
End of period	$1,795,245,262	$1,971,472,265

See accompanying notes to financial statements.

19

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$6.31	$6.30	$6.17[1]	$6.62	$6.31	$6.56
Investment operations:
Net investment income[2]	0.24	0.58	0.55	0.29	0.24	0.30
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.12)	0.01	0.14	(0.45)	0.31	(0.25)
Total from investment operations	0.12	0.59	0.69	(0.16)	0.55	0.05
Less dividends and distributions:
Dividends from net investment income	(0.25)	(0.57)	(0.56)	(0.29)	(0.24)	(0.30)
Return of capital	—	(0.01)	(0.00)[3]	—	—	—
Total dividends and distributions	(0.25)	(0.58)	(0.56)	(0.29)	(0.24)	(0.30)
Net asset value, end of period	$6.18	$6.31	$6.30	$6.17[1]	$6.62	$6.31
Total return[4]	1.85%	9.70%	11.54%	(2.42)%	8.86%	0.92%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$1,625,393	$1,789,047	$1,816,028	$2,376,866	$2,770,167	$1,699,373
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.78%[5]	9.13%	8.79%	4.54%	3.62%	4.80%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[6]	23%	50%	35%	47%	54%	30%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

20

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$6.34	$6.33	$6.21	$6.65	$6.34	$6.59
Investment operations:
Net investment income[1]	0.24	0.57	0.54	0.28	0.23	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.13)	0.01	0.12	(0.44)	0.31	(0.25)
Total from investment operations	0.11	0.58	0.66	(0.16)	0.54	0.04
Less dividends and distributions:
Dividends from net investment income	(0.24)	(0.56)	(0.54)	(0.28)	(0.23)	(0.29)
Return of capital	—	(0.01)	(0.00)[2]	—	—	—
Total dividends and distributions	(0.24)	(0.57)	(0.54)	(0.28)	(0.23)	(0.29)
Net asset value, end of period	$6.21	$6.34	$6.33	$6.21	$6.65	$6.34
Total return[3]	1.74%	9.43%	11.07%	(2.48)%	8.57%	0.70%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$118,918	$134,432	$116,439	$116,540	$144,713	$146,803
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	7.54%[4]	8.87%	8.59%	4.25%	3.41%	4.54%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[4]	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[5]	23%	50%	35%	47%	54%	30%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

21

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2025	For the year ended October 31,
	(unaudited)	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of period	$6.36	$6.35	$6.22[1]	$6.68	$6.36	$6.61
Investment operations:
Net investment income[2]	0.21	0.52	0.50	0.23	0.18	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.12)	0.01	0.13	(0.46)	0.32	(0.25)
Total from investment operations	0.09	0.53	0.63	(0.23)	0.50	(0.01)
Less dividends and distributions:
Dividends from net investment income	(0.22)	(0.51)	(0.50)	(0.23)	(0.18)	(0.24)
Return of capital	—	(0.01)	(0.00)[3]	—	—	—
Total dividends and distributions	(0.22)	(0.52)	(0.50)	(0.23)	(0.18)	(0.24)
Net asset value, end of period	$6.23	$6.36	$6.35	$6.22[1]	$6.68	$6.36
Total return[4]	1.37%	8.61%	10.42%	(3.48)%	7.90%	(0.05)%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$50,934	$47,994	$45,535	$52,725	$60,182	$58,959
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	6.78%[5]	8.13%	7.82%	3.54%	2.66%	3.83%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[6]	23%	50%	35%	47%	54%	30%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

22

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM (Americas) and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making

23

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,395,401,625	$164,932,157	$1,560,333,782
Corporate Bonds	—	95,530,314	181,671	95,711,985
Asset Backed Securities	—	66,188,924	—	66,188,924
Common Stocks	2,084,756	16,239,310	19,849	18,343,915
Warrants	—	—	1,053	1,053
Short-term Investments	111,497,052	—	—	111,497,052
	$113,581,808	$1,573,360,173	$165,134,730	$1,852,076,711
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$857,214	$—	$857,214
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,140,204	$—	$2,140,204

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2025 for which significant unobservable inputs were used in determining fair value.

	Bank loans	Corporate bonds	Common stocks	Warrants	Total
Balance as of October 31, 2024	$144,326,479	$2,063,505	$414,844	$63,239	$146,868,067
Accrued discounts (premiums)	166,046	—	—	—	166,046
Purchases	109,966,416	(356,886)	(15,040)	1,053	109,595,543
Sales	(83,149,522)	—	—	(41,962)	(83,191,484)
Realized gain (loss)	(2,028,259)	—	—	41,962	(1,986,297)
Change in unrealized appreciation (depreciation)	4,799,020	(1,524,948)	(11,649)	(63,239)	3,199,184
Transfers into Level 3	36,866,841	—	—	—	36,866,841
Transfers out of Level 3	(46,014,864)	—	(368,306)	—	(46,383,170)
Balance as of April 30, 2025	$164,932,157	$181,671	$19,849	$1,053	$165,134,730
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2025	$(772,280)	$(1,524,240)	$—	$—	$(2,296,520)

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at April 30, 2025	Valuation technique	Unobservable input	Price range (Weighted average)*
Bank Loans	$3,568,952	Income Approach	Expected Remaining Distribution	$0.00 – $0.96 ($0.87)
	0	Recent Transactions	Trade Price	0.00 (N/A)
	161,363,205	Vendor Pricing	Single Broker Quote	0.79 – 1.01 (0.98)
Corporate Bonds	181,671	Income Approach	Expected Remaining Distribution	0.00 – 0.76 (0.76)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	0	Recent Transactions	Trade Price	0.00 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	1,053	Recent Transactions	Trade Price	0.01 (0.01)

*  Weighted by relative fair value

25

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2025, $36,866,841 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $46,383,170 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2025.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net Change in unrealized appreciation (depreciation)
Foreign currency exchange risk	$857,214	$2,140,204	$—	$(3,033,312)

1  Generally, the balance sheet location for asset derivatives is unrealized appreciation and for liability derivatives is unrealized depreciation.

For the six months ended April 30, 2025, the Fund held an average monthly value on a net basis of $99,457,139 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

26

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2025:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral received[a]	Cash collateral received[a]	Net amount of derivative assets
Barclays Bank PLC	$355,480	$(122,398)	$—	$—	$233,082
Deutsche Bank AG	501,694	(501,694)	—	—	—
Morgan Stanley	40	(40)	—	—	—
	$857,214	$(624,132)	$—	$—	$233,082

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2025:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral pledged[a]	Cash collateral pledged[a]	Net amount of derivative liabilities
Barclays Bank PLC	$122,398	$(122,398)	$—	$—	$—
Deutsche Bank AG	1,530,187	(501,694)	—	(1,009,790)	18,703
Morgan Stanley	487,619	(40)	—	—	487,579
	$2,140,204	$(624,132)	$—	$(1,009,790)	$506,282

a  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

27

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2025 are disclosed in the Schedule of Investments. At April 30, 2025, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $1,010,720.

I) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and

28

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corp. LLC	12/11/31	1.000%	$865,384
Amspec Parent LLC	12/22/31	1.000%	669,900
ARAMSCO, Inc.	10/10/30	4.750%	358,880
Chrysaor Bidco SARL	10/30/31	3.500%	67,750
Secretariat Advisors LLC	02/28/32	0.000%	74,084

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$12,359,756	$12,697,675

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2025.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$12,359,756	$(12,359,756)	$—

a  Represents market value of loaned securities at period end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

29

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the six months ended April 30, 2025, total earnings received in connection with securities lending arrangements was $210,626, of which $186,489 was rebated to borrowers (brokers). The Fund retained $18,023 in income, and SSB, as lending agent, was paid $6,114.

K) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (Americas) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2025, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM (Americas) were $5,805,634 and $1,096,337, respectively. UBS AM (Americas) has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026.

30

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at April 30, 2025 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
Class I	$7,974,009	$2,639,316	$2,259,861	$2,077,819	$997,013
Class A	454,157	116,498	123,793	142,989	70,877
Class C	183,483	52,688	50,834	51,514	28,447
Totals	$8,611,649	$2,808,502	$2,434,488	$2,272,322	$1,096,337

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2025, the Fund paid Rule 12b-1 distribution fees of $155,629 for Class A shares and $250,723 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2025, UBS AM (US) and its affiliates advised the Fund that they retained $7,804 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2025 and for the six months ended April 30, 2025, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2025, the line was not drawn upon and no fees were incurred.

31

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

Note 5. Purchases and sales of securities

For the six months ended April 30, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$427,265,516	$569,288,423	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	55,002,213	$346,209,016	98,062,786	$622,452,249
Shares issued in reinvestment of distributions	9,113,044	57,268,144	21,355,332	135,563,185
Shares redeemed	(84,556,257)	(529,254,686)	(123,972,329)	(786,967,715)
Net decrease	(20,441,000)	$(125,777,526)	(4,554,211)	$(28,952,281)

	Class A
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	3,099,714	$19,658,784	9,008,735	$57,492,967
Shares issued in reinvestment of distributions	645,260	4,075,085	1,427,145	9,103,832
Shares redeemed	(5,791,136)	(36,622,409)	(7,615,414)	(48,589,200)
Net increase (decrease)	(2,046,162)	$(12,888,540)	2,820,466	$18,007,599

	Class C
	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	1,362,878	$8,672,046	2,242,067	$14,336,844
Shares issued in reinvestment of distributions	221,045	1,399,988	502,035	3,212,780
Shares redeemed	(950,472)	(6,019,784)	(2,364,190)	(15,125,483)
Net increase	633,451	$4,052,250	379,912	$2,424,141

32

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2025 (unaudited)

On April 30, 2025, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	7	62%
Class A	6	80%
Class C	4	74%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Floating Rate High Income Fund

Notice of privacy and information practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Floating Rate High Income Fund

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2025.

Credit Suisse Floating Rate High Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916
877-870-2874 ◼ www.credit-suisse.com/us

FLHI-SAR-0425

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $204,507

(2) Each board member and each member of an advisory board for special compensation: $32,000

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

CREDIT SUISSE FLOATING RATE HIGH INCOME FUND

In approving the renewal of the current investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Microsoft Teams meeting held on November 6, 2024, where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2024, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (collectively, the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLC("UBS AM (Americas)"), the Fund's investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I shares, respectively, until February 28, 2026. The Board noted that effective May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's previous investment manager, merged into UBS AM (Americas) LLC, with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund under the Investment Management Agreement.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense

Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund's fees and expenses compared to its peers as presented in a report provided by Broadridge, the Fund's Contractual Management Fee ranked in the third quintile relative to its Expense Group, the Fund's actual management fees ranked in the first quintile and second quintile of its Expense Group and Expense Universe, respectively, and the Fund's total expenses ranked in the second quintile relative to its Expense Group and Expense Universe.

Nature, Extent and Quality of the Services Under the Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by UBS AM (Americas) under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third party service providers; overseeing and facilitating audits; overseeing the Fund's credit facility; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered UBS AM (Americas)'s compliance program with respect to the Fund. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas) including its Form ADV Part 2—Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)'s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year ended August 31, 2024 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2024, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund for the same time periods provided in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund's performance compared to its peers as presented in the Broadridge report, the Fund's performance ranked in the first quintile relative to its Performance Universe for the four-, five-, and ten-year periods reported, the Fund's performance ranked in the second quintile relative to its Performance Universe for the two- and three-year periods reported, and the Fund's performance ranked in the third quintile relative to its Performance Universe for the one-year period reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of Credit Suisse, as the investment manager to the Fund prior to May 1, 2024, based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund. The Board noted that UBS AM (Americas)'s profitability with respect to the Credit Suisse family of funds was expected to be in line with that of Credit Suisse.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the Expense Limitation Agreement currently in place between the Fund and UBS AM (Americas). The Board received information regarding UBS AM (Americas)'s profitability in connection with providing investment management services to the Fund, including UBS AM (Americas)'s costs in providing the services.

Other Benefits to UBS AM (Americas)

The Board considered other benefits received by UBS AM (Americas) and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)'s businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by UBS AM (Americas) and its affiliates), as well as the fees paid to an affiliate of UBS AM (Americas) for distribution services.

The Board considered the standards UBS AM (Americas) applied in seeking best execution and UBS AM (Americas)'s policies and practices regarding soft dollars and reviewed UBS AM (Americas)'s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and UBS AM (Americas)'s compliance procedures.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by UBS AM (Americas) and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and UBS AM (Americas)'s ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation),UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE STRATEGIC INCOME FUND

In approving the renewal of the current investment management agreement (the "Investment Management Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Microsoft Teams meeting held on November 6, 2024 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2024, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), as investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I shares, respectively, until February 28, 2026. The Board noted that effective May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's previous investment manager, merged into UBS AM (Americas) LLC, with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund under the Investment Management Agreement.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund's fees and expenses compared to its peers as presented in a report provided by Broadridge, the Fund's Contractual Management Fee ranked in the fifth quintile relative to its Expense Group, and the Fund's actual management fees and total expenses ranked in the fourth quintile of its Expense Group and Expense Universe.

Nature, Extent and Quality of the Services Under the Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by UBS AM (Americas) under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third party service providers; overseeing and facilitating audits; overseeing the Fund's credit facility; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered UBS AM (Americas)'s compliance program with respect to the Fund. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas), including its Form ADV Part 2—Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)'s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year ended August 31, 2024 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2024, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund for the same time periods provided in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund's performance compared to its peers as presented in the Broadridge report, the Fund's performance ranked in the first quintile relative to its Performance Universe for the two-, three-, four-, five-, and ten-year periods reported, and the Fund's performance ranked in the second quintile relative to its Performance Universe for the one-year period reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of Credit Suisse, as the investment manager to the Fund prior to May 1, 2024, based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund. The Board noted that UBS AM (Americas)'s profitability with respect to the Credit Suisse family of funds was expected to be in line with that of Credit Suisse.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund grows, additional efficiencies and economies of scale potentially could be realized (although this is not guaranteed). The Board also noted the Expense Limitation Agreement currently in place between the Fund and UBS AM (Americas). The Board received information regarding UBS AM (Americas)'s profitability in connection with providing investment management services to the Fund, including UBS AM (Americas)'s costs in providing the services.

Other Benefits to UBS AM (Americas)

The Board considered other benefits received by UBS AM (Americas)and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)'s businesses and its reputation as a result of their relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by UBS AM (Americas) and its affiliates), as well as the fees paid to an affiliate of UBS AM (Americas) for distribution services.

The Board considered the standards UBS AM (Americas) applied in seeking best execution and its policies and practices regarding soft dollars and reviewed UBS AM (Americas)'s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and UBS AM (Americas)'s compliance procedures.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by UBS AM (Americas) and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and UBS AM (Americas)'s ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President (Principal Executive Officer)
Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President (Principal Executive Officer)
Date: July 2, 2025

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer (Principal Financial Officer)
Date: July 2, 2025